UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08189
J.P. Morgan Fleming Mutual Fund Group, Inc.
(Exact name of registrant as specified in charter)

390 Madison Avenue
New York, NY 10017
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
390 Madison Avenue
New York, NY 10017
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
(800) 480-4111
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class A Shares/Ticker: JAMCX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class A Shares)	$117	1.09%
How did the Fund Perform?
The Fund's Class A Shares, without a sales charge, returned 15.77% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class A Shares)	April 30, 2001	9.70%	6.29%	8.28%
JPMorgan Mid Cap Value Fund (Class A Shares) - excluding sales charge		15.77	7.44	8.86
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class A Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JAMCX-626
JPMorgan Mid Cap Value Fund - Class A
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Mid Cap Value Fund
Class C Shares/Ticker: JCMVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class C Shares)	$171	1.59%

How did the Fund Perform?

The Fund's Class C Shares, without a sales charge, returned 15.23% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.

  The Fund's security selection in the information technology and financials sectors detracted from performance.

  The Fund's security selection in the real estate and industrials sectors contributed to performance.

  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.

  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class C Shares)	April 30, 2001	14.23%	6.91%	8.42%
JPMorgan Mid Cap Value Fund (Class C Shares) - excluding sales charge		15.23	6.91	8.42
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class C Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Because Class C Shares automatically convert to Class A Shares after 8 years, the 10 year average annual total return shown above for Class C Shares reflects Class A Share's performance for the period after conversion.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCMVX-626
JPMorgan Mid Cap Value Fund - Class C
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)
JPMorgan Mid Cap Value Fund
Class I Shares/Ticker: JMVSX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class I Shares)	$90	0.84%
How did the Fund Perform?
The Fund's Class I Shares returned 16.08% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class I Shares)	October 31, 2001	16.08%	7.71%	9.14%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $1,000,000 invested in Class I Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVSX-626
JPMorgan Mid Cap Value Fund - Class I

ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class L Shares/Ticker: FLMVX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class L Shares)	$76	0.70%
How did the Fund Perform?
The Fund's Class L Shares returned 16.22% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class L Shares)	November 13, 1997	16.22%	7.87%	9.34%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $3,000,000 invested in Class L Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
FLMVX-626
JPMorgan Mid Cap Value Fund - Class L
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R2 Shares/Ticker: JMVZX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R2 Shares)	$145	1.35%
How did the Fund Perform?
The Fund's Class R2 Shares returned 15.48% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R2 Shares)	November 3, 2008	15.48%	7.16%	8.58%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class R2 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVZX-626
JPMorgan Mid Cap Value Fund - Class R2
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R3 Shares/Ticker: JMVPX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R3 Shares)	$118	1.10%
How did the Fund Perform?
The Fund's Class R3 Shares returned 15.78% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R3 Shares)	September 9, 2016	15.78%	7.43%	8.86%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R3 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns for Class R3 Shares would have been lower than those shown because Class R3 Shares have higher expenses than Class A Shares.
The graph illustrates comparative performance for $10,000 invested in Class R3 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVPX-626
JPMorgan Mid Cap Value Fund - Class R3
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R4 Shares/Ticker: JMVQX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R4 Shares)	$92	0.85%
How did the Fund Perform?
The Fund's Class R4 Shares returned 16.06% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R4 Shares)	September 9, 2016	16.06%	7.70%	9.13%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R4 Shares prior to their inception date are based on the performance of Class I Shares. The actual returns for Class R4 Shares would have been lower than those shown because Class R4 Shares have higher expenses than Class I Shares.
The graph illustrates comparative performance for $10,000 invested in Class R4 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVQX-626
JPMorgan Mid Cap Value Fund - Class R4
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R5 Shares/Ticker: JMVRX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R5 Shares)	$75	0.70%
How did the Fund Perform?
The Fund's Class R5 Shares returned 16.23% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R5 Shares)	September 9, 2016	16.23%	7.86%	9.30%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R5 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns of Class R5 Shares would have been similar to those shown because Class R5 Shares have similar expenses to Class L Shares.
The graph illustrates comparative performance for $10,000 invested in Class R5 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVRX-626
JPMorgan Mid Cap Value Fund - Class R5
ANNUAL SHAREHOLDER REPORT | June 30, 2026 (Unaudited)

JPMorgan Mid Cap Value Fund

Class R6 Shares/Ticker: JMVYX
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Mid Cap Value Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mid Cap Value Fund (Class R6 Shares)	$65	0.60%
How did the Fund Perform?
The Fund's Class R6 Shares returned 16.36% for the twelve months ended June 30, 2026. The Russell 3000 Index (the "Index") returned 22.82% and the Russell Midcap Value Index returned 26.62% for the twelve months ended June 30, 2026.
  The Fund's security selection in the information technology and financials sectors detracted from performance.
  The Fund's security selection in the real estate and industrials sectors contributed to performance.
  The Fund's underweight allocation to Sandisk and not owning Corning detracted from performance.
  The Fund's overweight allocation to MKS Instruments and Jabil contributed to performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mid Cap Value Fund (Class R6 Shares)	September 9, 2016	16.36%	7.97%	9.40%
Russell 3000 Index		22.82	12.31	15.06
Russell Midcap Value Index		26.62	9.48	10.63
The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Returns for Class R6 Shares prior to its inception date are based on the performance of Class L Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses to Class L Shares.
The graph illustrates comparative performance for $5,000,000 invested in Class R6 Shares of the Fund, the Russell 3000 Index and the Russell Midcap Value Index from June 30, 2016 to June 30, 2026. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Index and the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets (000's)	$11,164,037
Total number of portfolio holdings	105
Portfolio turnover rate	68%
Total advisory fees paid (000's)	$63,719
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMVYX-626
JPMorgan Mid Cap Value Fund - Class R6

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Shaun Real, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2026 – $36,930

2025 – $36,707

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2026 – $6,000

2025 – $5,941

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2026 – $11,437

2025 – $11,342

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2026 and 2025, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2026 – Not applicable

2025 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit

Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2026 – 0.0%

2025 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2025 - $40.5 million

2024 - $40.5 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the Financial Statements under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES

Annual Financial Statements
J.P. Morgan Mid Cap/Multi-Cap Funds
June 30, 2026
JPMorgan Growth Advantage Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Mid Cap Value Fund
JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.4%
Aerospace & Defense — 2.6%
BWX Technologies, Inc.	754	146,714
Carpenter Technology Corp.	181	111,654
Howmet Aerospace, Inc.	649	174,379
RTX Corp.	776	147,325
		580,072
Automobiles — 2.8%
Tesla, Inc. *	1,476	620,760
Biotechnology — 3.5%
Alnylam Pharmaceuticals, Inc. *	410	123,294
Insmed, Inc. *	1,376	146,711
Natera, Inc. *	653	177,250
Neurocrine Biosciences, Inc. *	1,358	228,951
Rhythm Pharmaceuticals, Inc. *	456	50,644
uniQure NV (Netherlands) *	1,238	57,019
		783,869
Broadline Retail — 0.1%
Amazon.com, Inc. *	67	15,943
Building Products — 1.0%
Trane Technologies plc	437	214,632
Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The)	236	239,247
Interactive Brokers Group, Inc., Class A	1,678	146,050
Robinhood Markets, Inc., Class A *	1,299	130,252
		515,549
Communications Equipment — 1.1%
Ciena Corp. *	303	148,504
Lumentum Holdings, Inc. *	103	88,320
		236,824
Construction & Engineering — 2.9%
Comfort Systems USA, Inc.	136	270,576
MasTec, Inc. *	334	138,948
Quanta Services, Inc.	343	246,879
		656,403
Consumer Staples Distribution & Retail — 1.9%
Casey's General Stores, Inc.	198	156,992
Performance Food Group Co. *	1,144	127,856
Walmart, Inc.	1,317	149,203
		434,051
Diversified Telecommunication Services — 0.6%
Space Exploration Technologies Corp., Class A * (a)	737	125,850
INVESTMENTS	SHARES (000)	VALUE ($000)

Electrical Equipment — 3.0%
AMETEK, Inc.	795	192,263
Bloom Energy Corp., Class A *	420	127,130
Innio NV (Germany) * (a)	3,770	149,116
Rockwell Automation, Inc.	226	111,950
Vicor Corp. *	269	102,194
		682,653
Electronic Equipment, Instruments & Components — 1.6%
Fabrinet (Thailand) *	240	135,122
Jabil, Inc.	233	89,912
Teledyne Technologies, Inc. *	191	127,103
		352,137
Energy Equipment & Services — 0.6%
TechnipFMC plc (United Kingdom)	1,998	132,476
Entertainment — 1.1%
Live Nation Entertainment, Inc. *	486	88,914
Take-Two Interactive Software, Inc. *	640	160,002
		248,916
Financial Services — 1.6%
Mastercard, Inc., Class A	563	289,217
Rocket Cos., Inc., Class A *	4,434	69,839
		359,056
Health Care Equipment & Supplies — 0.3%
Intuitive Surgical, Inc. *	164	65,115
Health Care Providers & Services — 0.6%
Cencora, Inc.	462	130,795
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	968	172,513
DoorDash, Inc., Class A *	977	180,346
Hilton Worldwide Holdings, Inc.	458	151,279
Royal Caribbean Cruises Ltd.	337	107,067
		611,205
Household Durables — 0.2%
Somnigroup International, Inc.	652	51,094
Industrial Conglomerates — 0.5%
3M Co.	694	112,301
Insurance — 0.4%
Progressive Corp. (The)	427	93,249
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	1

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — 13.7%
Alphabet, Inc., Class C	7,069	2,497,644
Meta Platforms, Inc., Class A	1,026	578,231
		3,075,875
Internet Software & Services — 0.3%
Canva, Inc. ‡ * (b)	9	14,261
Databricks ‡ * (b)	188	41,495
OpenAI ‡ * (b)	26	18,019
		73,775
IT Services — 3.2%
Cloudflare, Inc., Class A *	281	68,846
DigitalOcean Holdings, Inc. * (a)	1,236	194,117
Okta, Inc. *	656	89,554
Snowflake, Inc., Class A *	922	234,742
Twilio, Inc., Class A *	601	123,988
		711,247
Life Sciences Tools & Services — 1.2%
IQVIA Holdings, Inc. *	455	88,045
Mettler-Toledo International, Inc. *	45	57,326
Thermo Fisher Scientific, Inc.	239	119,771
		265,142
Machinery — 1.9%
Caterpillar, Inc.	82	87,535
Deere & Co.	236	150,080
ITT, Inc.	898	177,514
		415,129
Oil, Gas & Consumable Fuels — 1.3%
EOG Resources, Inc.	937	121,507
Williams Cos., Inc. (The)	2,258	167,854
		289,361
Pharmaceuticals — 3.0%
Eli Lilly & Co.	316	379,069
Johnson & Johnson	525	133,427
Merck & Co., Inc.	1,012	130,094
VeraDermics, Inc. * (a)	321	39,414
		682,004
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	791	106,577
Semiconductors & Semiconductor Equipment — 29.6%
Advanced Micro Devices, Inc. *	1,087	631,506
Allegro MicroSystems, Inc. (Japan) *	1,958	136,303
INVESTMENTS	SHARES (000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Astera Labs, Inc. *	163	78,556
Broadcom, Inc.	3,066	1,158,007
Cerebras Systems, Inc., Class A * (a)	772	170,511
Entegris, Inc.	885	159,198
Intel Corp. *	837	116,853
Kulicke & Soffa Industries, Inc. (Singapore)	732	97,958
Lam Research Corp.	619	268,428
Micron Technology, Inc.	625	720,877
MKS, Inc.	279	124,235
NVIDIA Corp.	11,973	2,395,724
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	713	340,566
Teradyne, Inc.	476	230,265
		6,628,987
Software — 4.6%
AlphaSense, Inc. ‡ (b)	1,320	18,142
AppLovin Corp., Class A *	355	182,967
Crowdstrike Holdings, Inc., Class A *	244	186,064
JFrog Ltd. *	1,131	102,808
Microsoft Corp.	471	175,680
Palo Alto Networks, Inc. *	1,053	359,208
		1,024,869
Specialty Retail — 1.2%
AutoZone, Inc. *	14	44,881
Carvana Co., Class A *	1,192	78,466
TJX Cos., Inc. (The)	919	139,141
		262,488
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc.	3,149	911,240
Sandisk Corp. *	56	128,018
Western Digital Corp.	465	296,809
		1,336,067
Tobacco — 0.5%
Philip Morris International, Inc.	623	112,700
Total Common Stocks (Cost $12,023,563)		22,007,171
Preferred Stocks — 0.7%
Aerospace & Defense — 0.1%
Anduril Industries, Inc. ‡ (b)	307	21,192
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
Internet Software & Services — 0.6%
Anthropic ‡ * (b)	234	137,885
Total Preferred Stocks (Cost $54,193)		159,077
Short-Term Investments — 2.5%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $256,090)	256,097	256,097
Investment of Cash Collateral from Securities Loaned — 1.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $293,087)	293,087	293,087
Total Short-Term Investments (Cost $549,177)		549,184
Total Investments — 101.6% (Cost $12,626,933)		22,715,432
Liabilities in Excess of Other Assets — (1.6)%		(348,024)
NET ASSETS — 100.0%		22,367,408

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $293,910 (See Note 2.C.).
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	3

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.5%
Aerospace & Defense — 3.5%
Axon Enterprise, Inc. *	26	14,522
BWX Technologies, Inc.	92	17,833
Carpenter Technology Corp.	37	22,897
FTAI Aviation Ltd.	82	22,083
HEICO Corp., Class A	117	30,052
Howmet Aerospace, Inc.	38	10,293
L3Harris Technologies, Inc.	113	32,944
Rocket Lab Corp. *	363	36,944
Woodward, Inc.	71	30,253
		217,821
Automobiles — 0.4%
Ford Motor Co.	1,895	26,342
Banks — 2.2%
First Citizens BancShares, Inc., Class A	32	66,837
M&T Bank Corp.	295	70,221
		137,058
Beverages — 0.7%
Keurig Dr Pepper, Inc.	865	28,305
Molson Coors Beverage Co., Class B	423	16,470
		44,775
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc. *	86	26,019
Bridgebio Pharma, Inc. *	163	12,139
Caris Life Sciences, Inc. * (a)	474	8,441
Cytokinetics, Inc. *	57	4,879
Disc Medicine, Inc. *	92	6,714
Insmed, Inc. *	205	21,801
Ionis Pharmaceuticals, Inc. *	160	12,702
Natera, Inc. *	111	30,260
Neurocrine Biosciences, Inc. *	159	26,843
Rhythm Pharmaceuticals, Inc. *	107	11,841
uniQure NV (Netherlands) *	137	6,300
Xenon Pharmaceuticals, Inc. (Canada) *	136	8,229
		176,168
Broadline Retail — 0.1%
Coupang, Inc. (South Korea) *	213	3,709
Building Products — 1.4%
Carlisle Cos., Inc.	24	8,669
Masco Corp.	419	34,091
INVESTMENTS	SHARES (000)	VALUE ($000)

Building Products — continued
Owens Corning	195	30,988
Trane Technologies plc	31	15,183
		88,931
Capital Markets — 3.9%
Ameriprise Financial, Inc.	154	70,603
Bank of New York Mellon Corp. (The)	58	8,420
MSCI, Inc.	20	11,052
Nasdaq, Inc.	398	31,344
Raymond James Financial, Inc.	319	48,482
Robinhood Markets, Inc., Class A *	404	40,487
State Street Corp.	197	33,505
Tradeweb Markets, Inc., Class A	19	1,955
		245,848
Chemicals — 1.4%
DuPont de Nemours, Inc.	172	23,296
LyondellBasell Industries NV, Class A	375	19,731
RPM International, Inc.	419	46,597
		89,624
Commercial Services & Supplies — 0.7%
Veralto Corp.	495	43,872
Communications Equipment — 0.9%
Ciena Corp. *	19	9,443
Lumentum Holdings, Inc. *	46	39,655
Viavi Solutions, Inc. *	182	8,670
		57,768
Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	26	51,894
MasTec, Inc. *	50	20,962
Quanta Services, Inc.	18	12,648
Sterling Infrastructure, Inc. *	21	17,366
		102,870
Construction Materials — 0.8%
James Hardie Industries plc, ADR *	362	9,462
Martin Marietta Materials, Inc.	69	39,967
		49,429
Consumer Finance — 0.1%
Figure Technology Solutions, Inc., Class A *	180	5,517
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	3,303	44,688
Casey's General Stores, Inc.	31	24,559
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Performance Food Group Co. *	173	19,420
US Foods Holding Corp. *	190	19,424
		108,091
Containers & Packaging — 3.1%
Ball Corp.	650	40,565
Crown Holdings, Inc.	298	33,346
Packaging Corp. of America	171	40,714
Silgan Holdings, Inc.	1,665	77,218
		191,843
Distributors — 0.5%
Genuine Parts Co.	239	28,181
Electric Utilities — 1.6%
PG&E Corp.	2,692	45,289
Xcel Energy, Inc.	653	52,426
		97,715
Electrical Equipment — 4.1%
Acuity, Inc.	138	51,805
AMETEK, Inc.	370	89,448
Dpc Holdings Ltd. (United Kingdom) * (a)	120	5,895
Hubbell, Inc.	92	48,019
Innio NV (Germany) * (a)	417	16,504
Rockwell Automation, Inc.	56	27,796
Vicor Corp. *	36	13,744
		253,211
Electronic Equipment, Instruments & Components — 4.5%
CDW Corp.	449	63,181
Fabrinet (Thailand) *	43	24,319
Jabil, Inc.	225	86,631
Teledyne Technologies, Inc. *	73	48,406
Zebra Technologies Corp., Class A *	221	58,279
		280,816
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A	674	37,410
TechnipFMC plc (United Kingdom)	217	14,376
		51,786
Entertainment — 1.0%
Live Nation Entertainment, Inc. *	127	23,220
ROBLOX Corp., Class A *	136	7,389
Take-Two Interactive Software, Inc. *	137	34,244
		64,853
INVESTMENTS	SHARES (000)	VALUE ($000)

Financial Services — 2.3%
Affirm Holdings, Inc., Class A *	229	18,653
Fidelity National Information Services, Inc.	1,838	71,469
MGIC Investment Corp.	1,560	43,995
Rocket Cos., Inc., Class A *	454	7,143
		141,260
Food Products — 0.8%
Hershey Co. (The)	165	28,915
Post Holdings, Inc. *	269	23,793
		52,708
Ground Transportation — 0.8%
JB Hunt Transport Services, Inc.	179	51,803
Health Care Equipment & Supplies — 2.6%
Becton Dickinson & Co.	192	29,013
GE HealthCare Technologies, Inc.	1,076	68,879
Globus Medical, Inc., Class A *	580	45,823
IDEXX Laboratories, Inc. *	32	16,625
IRhythm Holdings, Inc. *	29	3,516
		163,856
Health Care Providers & Services — 4.3%
Cencora, Inc.	312	88,123
Chemed Corp.	59	27,506
Henry Schein, Inc. *	631	52,723
Humana, Inc.	84	33,428
Quest Diagnostics, Inc.	309	65,483
		267,263
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	3,559	76,167
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	82	14,635
Hotels, Restaurants & Leisure — 3.4%
Chipotle Mexican Grill, Inc., Class A *	1,040	35,362
Darden Restaurants, Inc.	178	36,678
DoorDash, Inc., Class A *	71	13,176
DraftKings, Inc., Class A *	228	5,747
Expedia Group, Inc.	22	5,729
Hilton Worldwide Holdings, Inc.	33	10,940
Royal Caribbean Cruises Ltd.	188	59,617
Texas Roadhouse, Inc.	73	14,003
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	5

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Viking Holdings Ltd. *	191	19,976
Wynn Resorts Ltd.	109	10,579
		211,807
Household Durables — 1.0%
Mohawk Industries, Inc. *	189	22,925
Somnigroup International, Inc.	156	12,234
Toll Brothers, Inc.	177	29,117
		64,276
Independent Power and Renewable Electricity Producers — 0.4%
Fervo Energy Co., Class A * (a)	229	6,693
Vistra Corp.	96	15,285
		21,978
Insurance — 3.5%
Arch Capital Group Ltd. *	378	36,703
Arthur J Gallagher & Co.	63	14,405
Brown & Brown, Inc.	602	38,609
Hartford Insurance Group, Inc. (The)	427	56,583
Loews Corp.	549	62,115
WR Berkley Corp.	125	8,847
		217,262
Interactive Media & Services — 0.1%
Reddit, Inc., Class A *	27	4,606
IT Services — 3.0%
Cloudflare, Inc., Class A *	114	27,896
Cognizant Technology Solutions Corp., Class A	834	32,295
CoreWeave, Inc., Class A *	124	12,393
DigitalOcean Holdings, Inc. * (a)	98	15,317
GoDaddy, Inc., Class A *	151	12,861
MongoDB, Inc., Class A *	19	6,252
Okta, Inc. *	72	9,814
Snowflake, Inc., Class A *	218	55,578
Twilio, Inc., Class A *	55	11,253
		183,659
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc.	67	8,880
IQVIA Holdings, Inc. *	576	111,347
Mettler-Toledo International, Inc. *	5	6,537
		126,764
Machinery — 4.5%
Dover Corp.	286	64,147
INVESTMENTS	SHARES (000)	VALUE ($000)

Machinery — continued
Esab Corp.	82	8,090
Ingersoll Rand, Inc.	102	8,400
ITT, Inc.	279	55,162
Lincoln Electric Holdings, Inc.	186	49,320
Middleby Corp. (The) *	342	58,854
Nordson Corp.	79	23,720
PACCAR, Inc.	84	10,077
		277,770
Media — 1.3%
Charter Communications, Inc., Class A *	110	15,705
Omnicom Group, Inc.	902	65,688
		81,393
Metals & Mining — 0.5%
Alcoa Corp.	159	8,286
Steel Dynamics, Inc.	109	25,105
		33,391
Multi-Utilities — 3.2%
CMS Energy Corp.	710	54,322
NiSource, Inc.	1,052	50,054
Sempra	442	40,962
WEC Energy Group, Inc.	457	53,349
		198,687
Oil, Gas & Consumable Fuels — 4.7%
Cheniere Energy, Inc.	277	66,271
Devon Energy Corp.	868	35,878
Diamondback Energy, Inc.	152	26,795
EOG Resources, Inc.	96	12,438
EQT Corp.	762	40,525
Kinder Morgan, Inc.	1,691	54,054
Marathon Petroleum Corp.	132	33,766
Williams Cos., Inc. (The)	274	20,340
		290,067
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	476	44,621
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	158	38,191
Professional Services — 0.4%
FTI Consulting, Inc. *	161	24,051
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	364	49,023
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
AvalonBay Communities, Inc.	236	44,440
Retail REITs — 0.9%
Regency Centers Corp.	471	37,529
Simon Property Group, Inc.	82	18,426
		55,955
Semiconductors & Semiconductor Equipment — 5.6%
Allegro MicroSystems, Inc. (Japan) *	231	16,057
Astera Labs, Inc. *	95	45,727
Cerebras Systems, Inc., Class A * (a)	82	18,044
Credo Technology Group Holding Ltd. *	43	11,791
Entegris, Inc.	57	10,187
Kulicke & Soffa Industries, Inc. (Singapore)	59	7,966
MACOM Technology Solutions Holdings, Inc. *	48	18,278
Microchip Technology, Inc.	116	10,617
MKS, Inc.	248	110,179
ON Semiconductor Corp. *	304	28,731
Rambus, Inc. *	111	14,728
SiTime Corp. *	21	15,842
Teradyne, Inc.	83	40,239
		348,386
Software — 2.6%
Autodesk, Inc. *	37	7,245
Circle Internet Group, Inc. *	26	1,609
Datadog, Inc., Class A *	219	56,862
Guidewire Software, Inc. *	49	6,022
JFrog Ltd. *	178	16,178
Procore Technologies, Inc. *	113	4,597
Rubrik, Inc., Class A *	152	12,224
Workday, Inc., Class A *	98	12,011
Zoom Communications, Inc., Class A *	539	46,498
		163,246
Specialized REITs — 2.3%
Crown Castle, Inc.	427	32,324
Gaming and Leisure Properties, Inc.	417	18,579
Public Storage	131	41,687
SBA Communications Corp.	279	49,167
		141,757
Specialty Retail — 2.5%
AutoZone, Inc. *	17	55,117
Burlington Stores, Inc. *	73	23,165
Carvana Co., Class A *	95	6,266
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
Ross Stores, Inc.	94	19,880
Tractor Supply Co.	944	29,834
Ulta Beauty, Inc. *	46	20,695
		154,957
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	784	35,380
Textiles, Apparel & Luxury Goods — 1.0%
Levi Strauss & Co., Class A	449	11,138
Lululemon Athletica, Inc. *	137	15,646
Ralph Lauren Corp.	93	37,518
		64,302
Trading Companies & Distributors — 1.8%
Fastenal Co.	791	37,980
Ferguson Enterprises, Inc.	152	36,153
United Rentals, Inc.	31	35,323
		109,456
Water Utilities — 0.3%
Essential Utilities, Inc.	520	19,907
Total Common Stocks (Cost $4,623,447)		6,139,252
Short-Term Investments — 3.3%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $180,009)	180,010	180,010
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $24,373)	24,373	24,373
Total Short-Term Investments (Cost $204,382)		204,383
Total Investments — 101.8% (Cost $4,827,829)		6,343,635
Liabilities in Excess of Other Assets — (1.8)%		(109,420)
NET ASSETS — 100.0%		6,234,215

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	7

JPMorgan Mid Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $24,298 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.1%
Aerospace & Defense — 8.2%
Axon Enterprise, Inc. *	182	101,818
BWX Technologies, Inc.	647	125,845
Carpenter Technology Corp.	262	161,475
FTAI Aviation Ltd.	572	154,828
HEICO Corp., Class A	820	211,595
Howmet Aerospace, Inc.	268	72,167
Rocket Lab Corp. *	2,565	260,715
		1,088,443
Biotechnology — 9.4%
Alnylam Pharmaceuticals, Inc. *	606	182,421
Bridgebio Pharma, Inc. *	1,150	85,663
Caris Life Sciences, Inc. *	3,321	59,180
Cytokinetics, Inc. *	401	34,205
Disc Medicine, Inc. *	648	47,380
Insmed, Inc. *	1,434	152,853
Ionis Pharmaceuticals, Inc. *	1,123	89,059
Natera, Inc. *	781	212,153
Neurocrine Biosciences, Inc. *	1,117	188,199
Rhythm Pharmaceuticals, Inc. *	748	83,021
uniQure NV (Netherlands) *	959	44,174
Xenon Pharmaceuticals, Inc. (Canada) *	962	58,072
		1,236,380
Broadline Retail — 0.2%
Coupang, Inc. (South Korea) *	1,497	26,003
Building Products — 1.3%
Carlisle Cos., Inc. (a)	168	60,780
Trane Technologies plc	218	107,145
		167,925
Capital Markets — 3.3%
Bank of New York Mellon Corp. (The)	408	59,030
MSCI, Inc.	138	77,487
Robinhood Markets, Inc., Class A *	2,849	285,716
Tradeweb Markets, Inc., Class A	139	13,790
		436,023
Communications Equipment — 3.1%
Ciena Corp. *	136	66,643
Lumentum Holdings, Inc. *	326	279,842
Viavi Solutions, Inc. *	1,281	61,186
		407,671
Construction & Engineering — 5.5%
Comfort Systems USA, Inc.	184	363,830
INVESTMENTS	SHARES (000)	VALUE ($000)

Construction & Engineering — continued
MasTec, Inc. *	355	147,830
Quanta Services, Inc.	123	88,679
Sterling Infrastructure, Inc. *	146	122,557
		722,896
Construction Materials — 0.5%
James Hardie Industries plc, ADR *	2,534	66,340
Consumer Finance — 0.3%
Figure Technology Solutions, Inc., Class A * (a)	1,260	38,680
Consumer Staples Distribution & Retail — 2.3%
Casey's General Stores, Inc.	218	173,313
Performance Food Group Co. *	1,218	136,154
		309,467
Electrical Equipment — 4.3%
AMETEK, Inc.	466	112,717
Dpc Holdings Ltd. (United Kingdom) *	848	41,601
Innio NV (Germany) * (a)	2,941	116,320
Rockwell Automation, Inc.	396	196,155
Vicor Corp. *	255	96,992
		563,785
Electronic Equipment, Instruments & Components — 3.6%
Fabrinet (Thailand) *	306	171,618
Jabil, Inc.	515	198,630
Teledyne Technologies, Inc. *	165	110,141
		480,389
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	1,530	101,450
Entertainment — 3.4%
Live Nation Entertainment, Inc. *	889	162,795
ROBLOX Corp., Class A *	952	51,805
Take-Two Interactive Software, Inc. *	967	241,663
		456,263
Financial Services — 1.4%
Affirm Holdings, Inc., Class A *	1,614	131,638
Rocket Cos., Inc., Class A *	3,180	50,078
		181,716
Health Care Equipment & Supplies — 1.1%
IDEXX Laboratories, Inc. *	222	116,560
IRhythm Holdings, Inc. *	207	24,656
		141,216
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	9

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 1.6%
Cencora, Inc.	750	212,241
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A *	578	102,604
Hotels, Restaurants & Leisure — 7.7%
Chipotle Mexican Grill, Inc., Class A *	7,335	249,379
DoorDash, Inc., Class A *	501	92,382
DraftKings, Inc., Class A *	1,595	40,295
Expedia Group, Inc.	157	40,167
Hilton Worldwide Holdings, Inc.	232	76,703
Royal Caribbean Cruises Ltd.	637	202,329
Texas Roadhouse, Inc.	508	98,176
Viking Holdings Ltd. *	1,338	140,053
Wynn Resorts Ltd.	769	74,653
		1,014,137
Household Durables — 0.6%
Somnigroup International, Inc.	1,094	85,773
Independent Power and Renewable Electricity Producers — 1.2%
Fervo Energy Co., Class A * (a)	1,612	47,125
Vistra Corp.	676	107,163
		154,288
Insurance — 0.8%
Arthur J Gallagher & Co.	440	100,996
Interactive Media & Services — 0.2%
Reddit, Inc., Class A *	186	32,291
Internet Software & Services — 0.2%
Canva, Inc. ‡ * (b)	5	7,790
Databricks ‡ * (b)	104	23,079
		30,869
IT Services — 7.4%
Cloudflare, Inc., Class A *	797	195,580
CoreWeave, Inc., Class A *	879	87,461
DigitalOcean Holdings, Inc. *	684	107,391
MongoDB, Inc., Class A *	131	43,833
Okta, Inc. *	504	68,809
Snowflake, Inc., Class A *	1,541	392,220
Twilio, Inc., Class A *	382	78,895
		974,189
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	468	62,258
INVESTMENTS	SHARES (000)	VALUE ($000)

Life Sciences Tools & Services — continued
IQVIA Holdings, Inc. *	357	68,937
Mettler-Toledo International, Inc. *	36	45,831
		177,026
Machinery — 2.2%
Esab Corp.	575	56,721
Ingersoll Rand, Inc.	718	58,892
ITT, Inc.	527	104,136
PACCAR, Inc.	591	70,953
		290,702
Oil, Gas & Consumable Fuels — 2.5%
Cheniere Energy, Inc.	404	96,577
EOG Resources, Inc.	672	87,203
Williams Cos., Inc. (The)	1,919	142,606
		326,386
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A *	616	82,984
Retail REITs — 1.0%
Simon Property Group, Inc.	581	130,030
Semiconductors & Semiconductor Equipment — 11.9%
Allegro MicroSystems, Inc. (Japan) * (a)	1,624	113,057
Astera Labs, Inc. *	668	322,698
Cerebras Systems, Inc., Class A * (a)	574	126,811
Credo Technology Group Holding Ltd. *	306	83,212
Entegris, Inc.	397	71,424
Kulicke & Soffa Industries, Inc. (Singapore)	419	56,085
MACOM Technology Solutions Holdings, Inc. *	339	128,901
Microchip Technology, Inc.	822	74,924
MKS, Inc.	229	101,967
Rambus, Inc. *	783	103,938
SiTime Corp. *	150	111,794
Teradyne, Inc.	587	283,966
		1,578,777
Software — 5.7%
AlphaSense, Inc. ‡ (b)	750	10,315
Autodesk, Inc. *	263	51,126
Circle Internet Group, Inc. *	180	11,282
Datadog, Inc., Class A *	1,541	401,276
Guidewire Software, Inc. *	345	42,466
JFrog Ltd. *	1,248	113,424
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
Procore Technologies, Inc. *	794	32,231
Rubrik, Inc., Class A *	1,068	85,708
		747,828
Specialty Retail — 2.1%
AutoZone, Inc. *	23	74,165
Burlington Stores, Inc. *	513	162,412
Carvana Co., Class A *	667	43,930
		280,507
Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., Class A	3,145	78,087
Trading Companies & Distributors — 2.0%
Fastenal Co.	5,568	267,411
Total Common Stocks (Cost $10,000,899)		13,091,773
Preferred Stocks — 0.1%
Aerospace & Defense — 0.1%
Anduril Industries, Inc. ‡ (b) (Cost $17,774)	258	17,774
Short-Term Investments — 1.8%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (c) (d) (Cost $80,121)	80,124	80,124
Investment of Cash Collateral from Securities Loaned — 1.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (c) (d) (Cost $158,171)	158,171	158,171
Total Short-Term Investments (Cost $238,292)		238,295
Total Investments — 101.0% (Cost $10,256,965)		13,347,842
Liabilities in Excess of Other Assets — (1.0)%		(134,109)
NET ASSETS — 100.0%		13,213,733

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $160,196 (See Note 2.C.).
(b)	Fund is subject to legal or contractual restrictions on the resale of the security.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	11

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	290	84,214
Woodward, Inc.	185	78,600
		162,814
Automobiles — 0.6%
Ford Motor Co.	4,876	67,773
Banks — 3.2%
First Citizens BancShares, Inc., Class A	84	174,279
M&T Bank Corp.	770	183,408
		357,687
Beverages — 1.0%
Keurig Dr Pepper, Inc.	2,259	73,933
Molson Coors Beverage Co., Class B	1,097	42,751
		116,684
Building Products — 1.5%
Masco Corp.	1,089	88,571
Owens Corning	503	79,991
		168,562
Capital Markets — 4.3%
Ameriprise Financial, Inc.	402	184,407
Nasdaq, Inc.	1,022	80,585
Raymond James Financial, Inc.	828	125,944
State Street Corp.	511	86,583
		477,519
Chemicals — 2.1%
DuPont de Nemours, Inc.	449	60,846
LyondellBasell Industries NV, Class A	964	50,753
RPM International, Inc.	1,095	121,704
		233,303
Commercial Services & Supplies — 1.0%
Veralto Corp.	1,285	113,983
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	181	104,389
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	7,372	99,734
US Foods Holding Corp. *	496	50,732
		150,466
Containers & Packaging — 4.5%
Ball Corp.	1,694	105,729
Crown Holdings, Inc.	779	87,094
INVESTMENTS	SHARES (000)	VALUE ($000)

Containers & Packaging — continued
Packaging Corp. of America	446	106,339
Silgan Holdings, Inc.	4,348	201,684
		500,846
Distributors — 0.7%
Genuine Parts Co.	626	73,834
Electric Utilities — 2.3%
PG&E Corp.	7,032	118,289
Xcel Energy, Inc.	1,702	136,651
		254,940
Electrical Equipment — 4.0%
Acuity, Inc.	353	132,925
AMETEK, Inc.	788	190,624
Hubbell, Inc.	236	123,566
		447,115
Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	1,176	165,344
Jabil, Inc.	393	151,655
Teledyne Technologies, Inc. *	126	84,419
Zebra Technologies Corp., Class A *	576	151,570
		552,988
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	1,733	96,205
Financial Services — 2.4%
Fidelity National Information Services, Inc.	3,891	151,298
MGIC Investment Corp.	4,075	114,909
		266,207
Food Products — 1.2%
Hershey Co. (The)	430	75,488
Post Holdings, Inc. *	705	62,186
		137,674
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	465	134,589
Health Care Equipment & Supplies — 3.0%
Becton Dickinson & Co.	495	74,965
GE HealthCare Technologies, Inc.	2,237	143,156
Globus Medical, Inc., Class A *	1,515	119,683
		337,804
Health Care Providers & Services — 5.5%
Cencora, Inc.	534	151,099
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Chemed Corp.	155	72,287
Henry Schein, Inc. *	1,649	137,705
Humana, Inc.	220	87,398
Quest Diagnostics, Inc.	808	171,241
		619,730
Health Care REITs — 1.8%
Healthpeak Properties, Inc.	9,251	197,977
Hotels, Restaurants & Leisure — 1.6%
Darden Restaurants, Inc.	465	95,797
Royal Caribbean Cruises Ltd.	250	79,390
		175,187
Household Durables — 1.2%
Mohawk Industries, Inc. *	493	59,877
Toll Brothers, Inc.	454	74,770
		134,647
Insurance — 4.5%
Arch Capital Group Ltd. *	988	95,863
Brown & Brown, Inc.	1,118	71,744
Hartford Insurance Group, Inc. (The)	1,115	147,788
Loews Corp.	1,426	161,414
WR Berkley Corp.	327	23,091
		499,900
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	1,340	51,891
GoDaddy, Inc., Class A *	394	33,434
		85,325
Life Sciences Tools & Services — 2.4%
IQVIA Holdings, Inc. *	1,372	265,143
Machinery — 5.5%
Dover Corp.	743	166,661
ITT, Inc.	530	104,726
Lincoln Electric Holdings, Inc.	483	128,136
Middleby Corp. (The) *	889	152,907
Nordson Corp.	204	61,628
		614,058
Media — 1.9%
Charter Communications, Inc., Class A * (a)	285	40,562
Omnicom Group, Inc.	2,356	171,568
		212,130
INVESTMENTS	SHARES (000)	VALUE ($000)

Metals & Mining — 0.8%
Alcoa Corp.	415	21,643
Steel Dynamics, Inc.	286	65,571
		87,214
Multi-Utilities — 4.6%
CMS Energy Corp.	1,856	141,951
NiSource, Inc.	2,749	130,734
Sempra	1,154	106,987
WEC Energy Group, Inc.	1,191	139,084
		518,756
Oil, Gas & Consumable Fuels — 5.6%
Cheniere Energy, Inc.	565	134,952
Devon Energy Corp.	2,254	93,130
Diamondback Energy, Inc.	395	69,481
EQT Corp.	1,960	104,231
Kinder Morgan, Inc.	4,364	139,502
Marathon Petroleum Corp.	341	87,186
		628,482
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	1,238	115,931
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	414	99,751
Professional Services — 0.6%
FTI Consulting, Inc. *	419	62,485
Real Estate Management & Development — 0.9%
CBRE Group, Inc., Class A *	709	95,546
Residential REITs — 1.0%
AvalonBay Communities, Inc.	615	116,072
Retail REITs — 0.9%
Regency Centers Corp.	1,218	97,143
Semiconductors & Semiconductor Equipment — 2.9%
MKS, Inc.	557	247,736
ON Semiconductor Corp. *	785	74,212
		321,948
Software — 1.3%
Workday, Inc., Class A *	253	30,921
Zoom Communications, Inc., Class A *	1,390	119,968
		150,889
Specialized REITs — 3.3%
Crown Castle, Inc.	1,096	83,042
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	13

JPMorgan Mid Cap Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Gaming and Leisure Properties, Inc.	1,079	48,055
Public Storage	342	108,764
SBA Communications Corp.	717	126,491
		366,352
Specialty Retail — 2.7%
AutoZone, Inc. *	36	116,329
Ross Stores, Inc.	241	51,292
Tractor Supply Co.	2,436	77,001
Ulta Beauty, Inc. *	120	54,084
		298,706
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	2,015	90,893
Textiles, Apparel & Luxury Goods — 0.9%
Ralph Lauren Corp.	244	97,993
Trading Companies & Distributors — 1.6%
Ferguson Enterprises, Inc.	396	93,928
United Rentals, Inc.	80	90,558
		184,486
Water Utilities — 0.5%
Essential Utilities, Inc.	1,336	51,190
Total Common Stocks (Cost $7,450,040)		10,943,316
Short-Term Investments — 4.3%
Investment Companies — 4.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $476,117)	476,115	476,115
INVESTMENTS	SHARES (000)	VALUE ($000)

Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $5,540)	5,540	5,540
Total Short-Term Investments (Cost $481,657)		481,655
Total Investments — 102.3% (Cost $7,931,697)		11,424,971
Liabilities in Excess of Other Assets — (2.3)%		(260,934)
NET ASSETS — 100.0%		11,164,037

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $5,252 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.1%
Aerospace & Defense — 1.7%
General Dynamics Corp.	193	68,217
RTX Corp.	388	73,701
		141,918
Air Freight & Logistics — 0.7%
FedEx Corp.	185	57,955
Banks — 6.9%
Bank of America Corp.	1,823	103,878
Fifth Third Bancorp	1,381	77,868
First Citizens BancShares, Inc., Class A	23	47,465
M&T Bank Corp.	434	103,196
Regions Financial Corp.	1,595	48,175
Wells Fargo & Co.	2,480	204,983
		585,565
Biotechnology — 3.6%
AbbVie, Inc.	722	181,833
Regeneron Pharmaceuticals, Inc.	138	85,951
Vertex Pharmaceuticals, Inc. *	77	38,101
		305,885
Broadline Retail — 5.2%
Amazon.com, Inc. *	1,857	442,528
Building Products — 1.1%
Carlisle Cos., Inc.	92	33,615
Hayward Holdings, Inc. *	3,671	63,540
		97,155
Capital Markets — 4.1%
Charles Schwab Corp. (The)	774	71,439
Morgan Stanley	346	72,269
Raymond James Financial, Inc.	371	56,383
State Street Corp.	887	150,453
		350,544
Chemicals — 0.5%
PPG Industries, Inc.	375	45,467
Construction & Engineering — 1.3%
WillScot Holdings Corp. (a)	3,715	107,224
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	74	42,606
INVESTMENTS	SHARES (000)	VALUE ($000)

Consumer Finance — 2.3%
American Express Co.	111	37,407
Capital One Financial Corp.	804	161,352
		198,759
Consumer Staples Distribution & Retail — 1.2%
BJ's Wholesale Club Holdings, Inc. *	596	51,966
Performance Food Group Co. *	449	50,185
		102,151
Containers & Packaging — 2.2%
Packaging Corp. of America	298	71,036
Silgan Holdings, Inc.	1,244	57,695
Smurfit Westrock plc	1,305	60,394
		189,125
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	2,675	55,371
Electric Utilities — 2.7%
NextEra Energy, Inc.	988	86,707
PG&E Corp.	3,296	55,444
Xcel Energy, Inc.	1,139	91,486
		233,637
Electrical Equipment — 2.4%
Eaton Corp. plc	293	124,806
Emerson Electric Co.	528	75,561
		200,367
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	400	56,289
Jabil, Inc.	168	64,477
TD SYNNEX Corp.	138	36,919
		157,685
Entertainment — 1.6%
Walt Disney Co. (The)	1,066	102,600
Warner Music Group Corp., Class A	1,122	30,365
		132,965
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B *	433	216,474
Corpay, Inc. *	250	83,508
MGIC Investment Corp.	2,213	62,398
		362,380
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	15

JPMorgan Value Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2026 (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.4%
Mondelez International, Inc., Class A	978	56,575
Post Holdings, Inc. *	725	63,940
		120,515
Ground Transportation — 2.0%
Fedex Freight Holding Co., Inc. *	93	13,974
JB Hunt Transport Services, Inc.	216	62,529
Union Pacific Corp.	336	91,532
		168,035
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	441	18,834
Medtronic plc	785	61,388
		80,222
Health Care Providers & Services — 5.6%
Cencora, Inc.	371	104,921
Cigna Group (The)	373	102,814
HCA Healthcare, Inc.	139	54,233
Henry Schein, Inc. *	794	66,338
Labcorp Holdings, Inc.	342	95,894
UnitedHealth Group, Inc.	117	48,587
		472,787
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	520	12,322
Hotels, Restaurants & Leisure — 2.7%
Booking Holdings, Inc.	548	97,758
Darden Restaurants, Inc.	163	33,479
McDonald's Corp.	356	96,262
		227,499
Household Durables — 0.5%
Mohawk Industries, Inc. *	347	42,086
Household Products — 0.8%
Procter & Gamble Co. (The)	467	68,520
Insurance — 4.3%
Aon plc, Class A	103	34,254
Arch Capital Group Ltd. *	316	30,702
Chubb Ltd.	162	55,048
Kinsale Capital Group, Inc.	135	44,370
Loews Corp.	884	100,123
Marsh & McLennan Cos., Inc.	278	46,383
Travelers Cos., Inc. (The)	174	57,283
		368,163
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 1.4%
Meta Platforms, Inc., Class A	211	119,113
IT Services — 1.3%
Accenture plc, Class A	332	41,356
International Business Machines Corp.	240	67,410
		108,766
Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	323	62,391
Machinery — 2.4%
Dover Corp.	508	114,038
Gates Industrial Corp. plc *	984	27,515
Middleby Corp. (The) *	370	63,691
		205,244
Media — 1.3%
Nexstar Media Group, Inc.	322	57,480
Omnicom Group, Inc.	764	55,626
		113,106
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.	372	30,160
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	465	77,083
ConocoPhillips	649	67,436
EOG Resources, Inc.	630	81,792
EQT Corp.	423	22,470
Kinder Morgan, Inc.	1,025	32,759
Williams Cos., Inc. (The)	619	46,047
		327,587
Passenger Airlines — 0.7%
Southwest Airlines Co.	1,234	63,448
Personal Care Products — 0.6%
elf Beauty, Inc. *	731	54,119
Pharmaceuticals — 2.7%
Johnson & Johnson	515	130,837
Merck & Co., Inc.	763	97,978
		228,815
Professional Services — 1.7%
Andersen Group, Inc., Class A * (a)	577	21,750
Booz Allen Hamilton Holding Corp., Class A	522	31,688
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Professional Services — continued
Paylocity Holding Corp. *	251	26,194
TransUnion	847	61,140
		140,772
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	186	25,058
CoStar Group, Inc. *	761	21,538
		46,596
Residential REITs — 2.0%
American Homes 4 Rent, Class A	1,590	53,276
AvalonBay Communities, Inc.	160	30,223
Mid-America Apartment Communities, Inc.	616	85,586
		169,085
Retail REITs — 0.7%
Regency Centers Corp.	763	60,866
Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices, Inc.	158	62,913
QUALCOMM, Inc.	203	37,601
Texas Instruments, Inc.	522	155,473
Universal Display Corp.	288	24,900
		280,887
Software — 0.8%
Microsoft Corp.	179	66,802
Specialized REITs — 2.1%
Equinix, Inc.	41	43,165
Public Storage	205	65,204
Rayonier, Inc.	1,610	34,265
SBA Communications Corp.	199	35,055
		177,689
Specialty Retail — 2.7%
AutoZone, Inc. *	16	51,413
Best Buy Co., Inc.	728	55,241
Lowe's Cos., Inc.	401	88,410
Tractor Supply Co.	955	30,203
		225,267
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	832	240,693
Hewlett Packard Enterprise Co.	2,782	125,492
Western Digital Corp.	142	90,923
		457,108
INVESTMENTS	SHARES (000)	VALUE ($000)

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	805	49,743
Kontoor Brands, Inc.	498	41,510
		91,253
Tobacco — 1.2%
Philip Morris International, Inc.	575	103,973
Total Common Stocks (Cost $5,592,268)		8,502,483
Short-Term Investments — 1.3%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $106,552)	106,547	106,547
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (b) (c) (Cost $7,414)	7,414	7,414
Total Short-Term Investments (Cost $113,966)		113,961
Total Investments — 101.4% (Cost $5,706,234)		8,616,444
Liabilities in Excess of Other Assets — (1.4)%		(120,048)
NET ASSETS — 100.0%		8,496,396

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2026. The total value of securities on loan at June 30, 2026 is $7,195 (See Note 2.C.).
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2026.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	17

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026
(Amounts in thousands, except per share amounts)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$22,166,248	$6,139,252	$13,109,547
Investments in affiliates, at value	256,097	180,010	80,124
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	293,087	24,373	158,171
Cash	2	1,185	— (a)
Receivables:
Due from custodian	—	—	230,796
Investment securities sold	—	5,092	44,187
Fund shares sold	40,474	2,893	10,967
Dividends from non-affiliates	3,660	4,485	2,852
Dividends from affiliates	388	316	189
Securities lending income (See Note 2.C.)	78	11	59
Other assets	—	6	—
Total Assets	22,760,034	6,357,623	13,636,892
LIABILITIES:
Payables:
Investment securities purchased	—	87,387	230,796
Collateral received on securities loaned (See Note 2.C.)	293,087	24,373	158,171
Fund shares redeemed	86,160	8,076	26,071
Accrued liabilities:
Investment advisory fees	8,256	2,619	6,016
Administration fees	470	142	595
Distribution fees	1,444	208	344
Service fees	2,379	297	614
Custodian and accounting fees	155	44	84
Trustees’ and Chief Compliance Officer’s fees	—	— (a)	—
Other	675	262	468
Total Liabilities	392,626	123,408	423,159
Net Assets	$22,367,408	$6,234,215	$13,213,733

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$8,436,609	$4,261,304	$8,734,491
Total distributable earnings (loss)	13,930,799	1,972,911	4,479,242
Total Net Assets	$22,367,408	$6,234,215	$13,213,733
Net Assets:
Class A	$4,906,705	$980,715	$1,438,124
Class C	711,498	16,511	41,555
Class I	6,610,850	559,476	2,395,171
Class R2	11,966	4,315	60,976
Class R3	43,732	—	62,599
Class R4	43,761	—	43,622
Class R5	109,481	9,857	642,469
Class R6	9,929,415	4,663,341	8,529,217
Total	$22,367,408	$6,234,215	$13,213,733
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	119,964	14,293	34,191
Class C	23,658	263	1,700
Class I	149,710	7,924	43,558
Class R2	302	65	1,291
Class R3	1,073	—	1,186
Class R4	991	—	799
Class R5	2,368	139	11,341
Class R6	210,884	65,880	148,542
Net Asset Value (a):
Class A — Redemption price per share	$40.90	$68.61	$42.06
Class C — Offering price per share (b)	30.07	62.88	24.43
Class I — Offering and redemption price per share	44.16	70.60	54.99
Class R2 — Offering and redemption price per share	39.58	66.81	47.24
Class R3 — Offering and redemption price per share	40.79	—	52.78
Class R4 — Offering and redemption price per share	44.16	—	54.56
Class R5 — Offering and redemption price per share	46.23	70.87	56.65
Class R6 — Offering and redemption price per share	47.08	70.79	57.42
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$43.17	$72.41	$44.39
Cost of investments in non-affiliates	$12,077,756	$4,623,447	$10,018,673
Cost of investments in affiliates	256,090	180,009	80,121
Investment securities on loan, at value (See Note 2.C.)	293,910	24,298	160,196
Cost of investment of cash collateral (See Note 2.C.)	293,087	24,373	158,171

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	19

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2026 (continued)
(Amounts in thousands, except per share amounts)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$10,943,316	$8,502,483
Investments in affiliates, at value	476,115	106,547
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	5,540	7,414
Cash	— (a)	—
Receivables:
Fund shares sold	7,086	1,182
Interest from non-affiliates	386	—
Dividends from non-affiliates	10,605	9,636
Dividends from affiliates	723	330
Tax reclaims	—	89
Securities lending income (See Note 2.C.)	1	3
Total Assets	11,443,772	8,627,684
LIABILITIES:
Payables:
Due to custodian	—	— (a)
Investment securities purchased	252,410	—
Collateral received on securities loaned (See Note 2.C.)	5,540	7,414
Fund shares redeemed	15,176	119,124
Accrued liabilities:
Investment advisory fees	4,859	3,139
Administration fees	294	291
Distribution fees	269	342
Service fees	763	663
Custodian and accounting fees	81	60
Trustees’ and Chief Compliance Officer’s fees	—	— (a)
Other	343	255
Total Liabilities	279,735	131,288
Net Assets	$11,164,037	$8,496,396

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$6,266,350	$4,545,597
Total distributable earnings (loss)	4,897,687	3,950,799
Total Net Assets	$11,164,037	$8,496,396
Net Assets:
Class A	$1,050,324	$1,295,295
Class C	25,370	127,085
Class I	1,371,047	1,558,065
Class L	3,215,740	1,161,504
Class R2	72,938	714
Class R3	57,239	2,784
Class R4	26,691	293
Class R5	54,556	17,880
Class R6	5,290,132	4,332,776
Total	$11,164,037	$8,496,396
Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	31,178	32,543
Class C	819	3,194
Class I	39,605	38,679
Class L	90,410	28,779
Class R2	2,402	18
Class R3	1,734	72
Class R4	779	7
Class R5	1,539	445
Class R6	148,828	107,564
Net Asset Value (a):
Class A — Redemption price per share	$33.69	$39.80
Class C — Offering price per share (b)	30.98	39.79
Class I — Offering and redemption price per share	34.62	40.28
Class L — Offering and redemption price per share	35.57	40.36
Class R2 — Offering and redemption price per share	30.37	38.83
Class R3 — Offering and redemption price per share	33.01	38.94
Class R4 — Offering and redemption price per share	34.22	40.73
Class R5 — Offering and redemption price per share	35.46	40.23
Class R6 — Offering and redemption price per share	35.55	40.28
Class A maximum sales charge	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% – maximum sales charge)]	$35.56	$42.01
Cost of investments in non-affiliates	$7,450,040	$5,592,268
Cost of investments in affiliates	476,117	106,552
Investment securities on loan, at value (See Note 2.C.)	5,252	7,195
Cost of investment of cash collateral (See Note 2.C.)	5,540	7,414

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	21

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026
(Amounts in thousands)

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$9	$4
Interest income from affiliates	— (a)	1	2
Dividend income from non-affiliates	108,653	71,798	42,881
Dividend income from affiliates	7,715	5,555	4,943
Income from securities lending (net) (See Note 2.C.)	389	276	1,706
Total investment income	116,757	77,639	49,536
EXPENSES:
Investment advisory fees	112,343	34,952	74,840
Administration fees	13,085	4,369	8,737
Distribution fees:
Class A	11,934	2,310	3,552
Class C	5,666	126	333
Class R2	61	24	285
Class R3	113	—	150
Service fees:
Class A	11,934	2,310	3,552
Class C	1,889	42	111
Class I	16,619	1,907	5,883
Class R2	30	12	143
Class R3	113	—	150
Class R4	107	—	102
Class R5	146	9	577
Custodian and accounting fees	608	180	339
Interest expense to affiliates	6	1	1
Professional fees	668	98	292
Trustees’ and Chief Compliance Officer’s fees	67	36	49
Printing and mailing costs	1,038	814	504
Registration and filing fees	440	248	303
Transfer agency fees (See Note 2.G.)	490	124	528
Other	229	56	100
Total expenses	177,586	47,618	100,531
Less fees waived	(18,019)	(6,218)	(7,066)
Less expense reimbursements	(27)	(16)	(21)
Net expenses	159,540	41,384	93,444
Net investment income (loss)	(42,783)	36,255	(43,908)

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund	JPMorgan Mid Cap Equity Fund	JPMorgan Mid Cap Growth Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$4,710,133	$626,258	$1,649,405
Investments in affiliates	— (a)	(13)	(12)
Net realized gain (loss)	4,710,133	626,245	1,649,393
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(1,617,773)	164,018	(118,721)
Investments in affiliates	(13)	(15)	(3)
Change in net unrealized appreciation/depreciation	(1,617,786)	164,003	(118,724)
Net realized/unrealized gains (losses)	3,092,347	790,248	1,530,669
Change in net assets resulting from operations	$3,049,564	$826,503	$1,486,761

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	23

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2026 (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$16	$—
Dividend income from non-affiliates	188,517	163,848
Dividend income from affiliates	11,300	6,727
Income from securities lending (net) (See Note 2.C.)	21	81
Total investment income	199,854	170,656
EXPENSES:
Investment advisory fees	70,126	43,610
Administration fees	8,346	6,542
Distribution fees:
Class A	2,695	3,222
Class C	204	1,023
Class R2	344	3
Class R3	165	6
Service fees:
Class A	2,695	3,222
Class C	68	341
Class I	3,694	3,870
Class L	3,784	1,214
Class R2	172	2
Class R3	165	6
Class R4	70	1
Class R5	53	17
Custodian and accounting fees	328	243
Interest expense to affiliates	3	—
Professional fees	101	111
Trustees’ and Chief Compliance Officer’s fees	48	42
Printing and mailing costs	543	315
Registration and filing fees	543	198
Transfer agency fees (See Note 2.G.)	266	178
Other	229	81
Total expenses	94,642	64,247
Less fees waived	(10,845)	(8,123)
Less expense reimbursements	(97)	(51)
Net expenses	83,700	56,073
Net investment income (loss)	116,154	114,583
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Value Fund	JPMorgan Value Advantage Fund
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$2,461,516	$1,395,712
Investments in affiliates	(24)	32
Net realized gain (loss)	2,461,492	1,395,744
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(844,387)	(137,398)
Investments in affiliates	(22)	(19)
Change in net unrealized appreciation/depreciation	(844,409)	(137,417)
Net realized/unrealized gains (losses)	1,617,083	1,258,327
Change in net assets resulting from operations	$1,733,237	$1,372,910
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(42,783)	$(33,032)	$36,255	$33,464
Net realized gain (loss)	4,710,133	2,453,581	626,245	263,741
Change in net unrealized appreciation/depreciation	(1,617,786)	485,533	164,003	239,869
Change in net assets resulting from operations	3,049,564	2,906,082	826,503	537,074
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(552,928)	(262,842)	(53,495)	(36,334)
Class C	(117,618)	(59,325)	(1,004)	(736)
Class I	(730,684)	(353,826)	(45,375)	(44,498)
Class R2	(1,390)	(766)	(286)	(138)
Class R3	(5,417)	(2,349)	—	—
Class R4	(4,554)	(2,615)	—	—
Class R5	(17,623)	(8,928)	(448)	(583)
Class R6	(1,039,317)	(516,178)	(244,553)	(149,946)
Total distributions to shareholders	(2,469,531)	(1,206,829)	(345,161)	(232,235)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(376,839)	167,440	216,128	700,425
NET ASSETS:
Change in net assets	203,194	1,866,693	697,470	1,005,264
Beginning of period	22,164,214	20,297,521	5,536,745	4,531,481
End of period	$22,367,408	$22,164,214	$6,234,215	$5,536,745
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(43,908)	$(26,396)	$116,154	$140,776
Net realized gain (loss)	1,649,393	992,942	2,461,492	2,128,327
Change in net unrealized appreciation/depreciation	(118,724)	711,263	(844,409)	(904,329)
Change in net assets resulting from operations	1,486,761	1,677,809	1,733,237	1,364,774
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(159,110)	(121,831)	(194,655)	(133,539)
Class C	(8,024)	(6,824)	(5,196)	(3,808)
Class I	(204,976)	(165,054)	(271,461)	(195,931)
Class L	—	—	(664,648)	(586,192)
Class R2	(5,528)	(4,297)	(13,050)	(8,074)
Class R3	(5,300)	(4,554)	(13,485)	(8,606)
Class R4	(3,281)	(2,800)	(5,289)	(3,301)
Class R5	(47,303)	(37,156)	(9,459)	(5,826)
Class R6	(644,491)	(470,907)	(914,430)	(526,782)
Total distributions to shareholders	(1,078,013)	(813,423)	(2,091,673)	(1,472,059)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	213,958	902,815	(1,016,347)	(246,834)
NET ASSETS:
Change in net assets	622,706	1,767,201	(1,374,783)	(354,119)
Beginning of period	12,591,027	10,823,826	12,538,820	12,892,939
End of period	$13,213,733	$12,591,027	$11,164,037	$12,538,820
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	27

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$114,583	$142,273
Net realized gain (loss)	1,395,744	1,100,865
Change in net unrealized appreciation/depreciation	(137,417)	(110,846)
Change in net assets resulting from operations	1,372,910	1,132,292
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(147,672)	(131,482)
Class C	(15,228)	(15,290)
Class I	(180,341)	(166,190)
Class L	(139,407)	(132,239)
Class R2	(73)	(62)
Class R3	(272)	(253)
Class R4	(38)	(60)
Class R5	(1,856)	(1,839)
Class R6	(557,158)	(426,158)
Total distributions to shareholders	(1,042,045)	(873,573)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(777,323)	(61,678)
NET ASSETS:
Change in net assets	(446,458)	197,041
Beginning of period	8,942,854	8,745,813
End of period	$8,496,396	$8,942,854
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$512,054	$589,013	$124,785	$161,295
Distributions reinvested	535,905	255,115	53,424	36,288
Cost of shares redeemed	(833,407)	(664,372)	(167,561)	(122,015)
Change in net assets resulting from Class A capital transactions	214,552	179,756	10,648	75,568
Class C
Proceeds from shares issued	127,317	118,259	1,646	4,293
Distributions reinvested	115,714	58,107	1,000	735
Cost of shares redeemed	(267,679)	(234,303)	(4,174)	(4,114)
Change in net assets resulting from Class C capital transactions	(24,648)	(57,937)	(1,528)	914
Class I
Proceeds from shares issued	939,643	1,280,992	114,660	534,067
Distributions reinvested	678,653	329,001	45,276	44,445
Cost of shares redeemed	(1,707,745)	(1,429,131)	(736,788)	(622,288)
Change in net assets resulting from Class I capital transactions	(89,449)	180,862	(576,852)	(43,776)
Class R2
Proceeds from shares issued	2,059	2,440	1,912	1,669
Distributions reinvested	1,390	765	286	138
Cost of shares redeemed	(5,429)	(1,975)	(2,339)	(216)
Change in net assets resulting from Class R2 capital transactions	(1,980)	1,230	(141)	1,591
Class R3
Proceeds from shares issued	10,478	20,248	—	—
Distributions reinvested	3,488	1,433	—	—
Cost of shares redeemed	(13,754)	(11,180)	—	—
Change in net assets resulting from Class R3 capital transactions	212	10,501	—	—
Class R4
Proceeds from shares issued	4,373	4,788	—	—
Distributions reinvested	4,554	2,615	—	—
Cost of shares redeemed	(14,683)	(6,784)	—	—
Change in net assets resulting from Class R4 capital transactions	(5,756)	619	—	—
Class R5
Proceeds from shares issued	24,515	68,872	1,854	888
Distributions reinvested	12,556	6,672	448	583
Cost of shares redeemed	(100,088)	(41,779)	(6,243)	(860)
Change in net assets resulting from Class R5 capital transactions	(63,017)	33,765	(3,941)	611
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	29

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,689,531	$1,932,271	$1,391,812	$1,261,772
Distributions reinvested	1,036,204	513,688	244,175	149,682
Cost of shares redeemed	(3,132,488)	(2,627,315)	(848,045)	(745,937)
Change in net assets resulting from Class R6 capital transactions	(406,753)	(181,356)	787,942	665,517
Total change in net assets resulting from capital transactions	$(376,839)	$167,440	$216,128	$700,425
SHARE TRANSACTIONS:
Class A
Issued	12,780	15,714	1,936	2,597
Reinvested	13,581	6,530	846	561
Redeemed	(20,840)	(17,883)	(2,602)	(1,972)
Change in Class A Shares	5,521	4,361	180	1,186
Class C
Issued	4,176	4,081	29	73
Reinvested	3,978	1,930	17	13
Redeemed	(9,047)	(8,089)	(71)	(72)
Change in Class C Shares	(893)	(2,078)	(25)	14
Class I
Issued	21,788	32,251	1,734	8,179
Reinvested	15,953	7,893	697	671
Redeemed	(39,840)	(36,392)	(11,165)	(9,985)
Change in Class I Shares	(2,099)	3,752	(8,734)	(1,135)
Class R2
Issued	54	67	30	28
Reinvested	36	20	5	2
Redeemed	(136)	(53)	(38)	(3)
Change in Class R2 Shares	(46)	34	(3)	27
Class R3
Issued	260	530	—	—
Reinvested	89	37	—	—
Redeemed	(349)	(309)	—	—
Change in Class R3 Shares	—	258	—	—
Class R4
Issued	102	121	—	—
Reinvested	107	63	—	—
Redeemed	(339)	(168)	—	—
Change in Class R4 Shares	(130)	16	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Growth Advantage Fund		JPMorgan Mid Cap Equity Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R5
Issued	538	1,651	28	14
Reinvested	282	154	7	9
Redeemed	(2,249)	(1,011)	(94)	(14)
Change in Class R5 Shares	(1,429)	794	(59)	9
Class R6
Issued	37,013	46,586	21,017	19,708
Reinvested	22,874	11,675	3,750	2,257
Redeemed	(68,309)	(63,506)	(12,740)	(11,773)
Change in Class R6 Shares	(8,422)	(5,245)	12,027	10,192
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	31

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$145,098	$130,219	$88,857	$113,173
Distributions reinvested	154,591	117,772	182,610	125,354
Cost of shares redeemed	(307,539)	(237,818)	(310,650)	(249,848)
Change in net assets resulting from Class A capital transactions	(7,850)	10,173	(39,183)	(11,321)
Class C
Proceeds from shares issued	5,524	7,843	2,701	3,104
Distributions reinvested	7,892	6,688	5,075	3,701
Cost of shares redeemed	(16,892)	(16,943)	(10,049)	(12,464)
Change in net assets resulting from Class C capital transactions	(3,476)	(2,412)	(2,273)	(5,659)
Class I
Proceeds from shares issued	493,330	594,299	169,097	178,446
Distributions reinvested	201,540	158,988	255,719	185,190
Cost of shares redeemed	(813,067)	(854,065)	(581,466)	(494,348)
Change in net assets resulting from Class I capital transactions	(118,197)	(100,778)	(156,650)	(130,712)
Class L
Proceeds from shares issued	—	—	289,031	457,110
Distributions reinvested	—	—	622,207	553,376
Cost of shares redeemed	—	—	(2,177,991)	(1,833,787)
Change in net assets resulting from Class L capital transactions	—	—	(1,266,753)	(823,301)
Class R2
Proceeds from shares issued	11,905	12,062	9,570	10,511
Distributions reinvested	5,526	4,297	13,017	8,055
Cost of shares redeemed	(15,612)	(15,189)	(13,535)	(15,996)
Change in net assets resulting from Class R2 capital transactions	1,819	1,170	9,052	2,570
Class R3
Proceeds from shares issued	15,302	15,083	7,877	9,893
Distributions reinvested	5,224	4,462	12,829	8,203
Cost of shares redeemed	(25,280)	(20,196)	(33,225)	(17,403)
Change in net assets resulting from Class R3 capital transactions	(4,754)	(651)	(12,519)	693
Class R4
Proceeds from shares issued	11,366	9,799	4,721	2,225
Distributions reinvested	3,281	2,800	5,289	3,301
Cost of shares redeemed	(13,445)	(12,794)	(10,046)	(7,871)
Change in net assets resulting from Class R4 capital transactions	1,202	(195)	(36)	(2,345)
Class R5
Proceeds from shares issued	152,119	94,737	6,815	8,015
Distributions reinvested	44,184	34,572	9,433	5,811
Cost of shares redeemed	(141,416)	(134,800)	(12,926)	(10,297)
Change in net assets resulting from Class R5 capital transactions	54,887	(5,491)	3,322	3,529
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R6
Proceeds from shares issued	$1,602,230	$1,881,493	$1,794,797	$1,242,415
Distributions reinvested	631,042	462,467	806,813	473,479
Cost of shares redeemed	(1,942,945)	(1,342,961)	(2,152,917)	(996,182)
Change in net assets resulting from Class R6 capital transactions	290,327	1,000,999	448,693	719,712
Total change in net assets resulting from capital transactions	$213,958	$902,815	$(1,016,347)	$(246,834)
SHARE TRANSACTIONS:
Class A
Issued	3,545	3,286	2,663	3,109
Reinvested	3,932	2,835	5,907	3,417
Redeemed	(7,797)	(5,982)	(9,278)	(6,816)
Change in Class A Shares	(320)	139	(708)	(290)
Class C
Issued	226	300	88	90
Reinvested	345	256	179	108
Redeemed	(712)	(670)	(327)	(363)
Change in Class C Shares	(141)	(114)	(60)	(165)
Class I
Issued	9,433	11,926	4,979	4,708
Reinvested	3,926	3,014	8,043	4,940
Redeemed	(15,661)	(17,125)	(17,179)	(13,283)
Change in Class I Shares	(2,302)	(2,185)	(4,157)	(3,635)
Class L
Issued	—	—	8,330	12,047
Reinvested	—	—	19,048	14,438
Redeemed	—	—	(61,302)	(47,977)
Change in Class L Shares	—	—	(33,924)	(21,492)
Class R2
Issued	265	271	321	311
Reinvested	125	93	466	238
Redeemed	(343)	(345)	(444)	(467)
Change in Class R2 Shares	47	19	343	82
Class R3
Issued	311	312	242	275
Reinvested	106	87	423	227
Redeemed	(504)	(421)	(1,049)	(477)
Change in Class R3 Shares	(87)	(22)	(384)	25
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Mid Cap Growth Fund		JPMorgan Mid Cap Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R4
Issued	223	196	136	60
Reinvested	64	53	168	89
Redeemed	(254)	(255)	(302)	(210)
Change in Class R4 Shares	33	(6)	2	(61)
Class R5
Issued	2,875	1,834	190	215
Reinvested	836	639	290	152
Redeemed	(2,653)	(2,608)	(366)	(274)
Change in Class R5 Shares	1,058	(135)	114	93
Class R6
Issued	29,715	36,135	50,144	33,058
Reinvested	11,784	8,450	24,706	12,363
Redeemed	(35,622)	(25,860)	(60,596)	(26,204)
Change in Class R6 Shares	5,877	18,725	14,254	19,217
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$86,623	$133,603
Distributions reinvested	142,547	126,924
Cost of shares redeemed	(301,900)	(305,380)
Change in net assets resulting from Class A capital transactions	(72,730)	(44,853)
Class C
Proceeds from shares issued	16,758	22,561
Distributions reinvested	15,032	14,960
Cost of shares redeemed	(57,279)	(65,216)
Change in net assets resulting from Class C capital transactions	(25,489)	(27,695)
Class I
Proceeds from shares issued	222,623	353,513
Distributions reinvested	167,768	155,404
Cost of shares redeemed	(467,844)	(590,497)
Change in net assets resulting from Class I capital transactions	(77,453)	(81,580)
Class L
Proceeds from shares issued	145,304	160,555
Distributions reinvested	129,662	123,810
Cost of shares redeemed	(493,019)	(300,858)
Change in net assets resulting from Class L capital transactions	(218,053)	(16,493)
Class R2
Proceeds from shares issued	59	247
Distributions reinvested	73	62
Cost of shares redeemed	(35)	(174)
Change in net assets resulting from Class R2 capital transactions	97	135
Class R3
Proceeds from shares issued	566	780
Distributions reinvested	242	169
Cost of shares redeemed	(502)	(738)
Change in net assets resulting from Class R3 capital transactions	306	211
Class R4
Proceeds from shares issued	10	288
Distributions reinvested	38	60
Cost of shares redeemed	(362)	(63)
Change in net assets resulting from Class R4 capital transactions	(314)	285
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
CAPITAL TRANSACTIONS: (continued)
Class R5
Proceeds from shares issued	$2,688	$1,026
Distributions reinvested	1,856	1,839
Cost of shares redeemed	(6,297)	(2,196)
Change in net assets resulting from Class R5 capital transactions	(1,753)	669
Class R6
Proceeds from shares issued	528,880	669,082
Distributions reinvested	556,381	425,467
Cost of shares redeemed	(1,467,195)	(986,906)
Change in net assets resulting from Class R6 capital transactions	(381,934)	107,643
Total change in net assets resulting from capital transactions	$(777,323)	$(61,678)
SHARE TRANSACTIONS:
Class A
Issued	2,276	3,443
Reinvested	3,885	3,283
Redeemed	(7,932)	(7,882)
Change in Class A Shares	(1,771)	(1,156)
Class C
Issued	438	577
Reinvested	411	387
Redeemed	(1,507)	(1,689)
Change in Class C Shares	(658)	(725)
Class I
Issued	5,820	8,931
Reinvested	4,516	3,980
Redeemed	(12,191)	(15,215)
Change in Class I Shares	(1,855)	(2,304)
Class L
Issued	3,749	4,138
Reinvested	3,483	3,167
Redeemed	(12,737)	(7,681)
Change in Class L Shares	(5,505)	(376)
Class R2
Issued	2	4
Reinvested	2	2
Redeemed	(1)	(4)
Change in Class R2 Shares	3	2
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	JPMorgan Value Advantage Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
SHARE TRANSACTIONS: (continued)
Class R3
Issued	16	20
Reinvested	7	4
Redeemed	(14)	(19)
Change in Class R3 Shares	9	5
Class R4
Issued	— (a)	8
Reinvested	1	1
Redeemed	(9)	(2)
Change in Class R4 Shares	(8)	7
Class R5
Issued	70	27
Reinvested	50	47
Redeemed	(160)	(56)
Change in Class R5 Shares	(40)	18
Class R6
Issued	13,717	17,172
Reinvested	14,974	10,907
Redeemed	(38,435)	(24,399)
Change in Class R6 Shares	(9,744)	3,680

(a)
Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain	Net asset value, end of period
JPMorgan Growth Advantage Fund
Class A
Year Ended June 30, 2026	$40.30	$(0.19)	$5.71	$5.52	$(4.92)	$40.90
Year Ended June 30, 2025	37.28	(0.16)	5.57	5.41	(2.39)	40.30
Year Ended June 30, 2024	28.14	(0.13)	9.47	9.34	(0.20)	37.28
Year Ended June 30, 2023	22.52	(0.08)	5.79	5.71	(0.09)	28.14
Year Ended June 30, 2022	33.66	(0.16)	(6.04)	(6.20)	(4.94)	22.52
Class C
Year Ended June 30, 2026	30.96	(0.29)	4.32	4.03	(4.92)	30.07
Year Ended June 30, 2025	29.27	(0.27)	4.35	4.08	(2.39)	30.96
Year Ended June 30, 2024	22.25	(0.22)	7.44	7.22	(0.20)	29.27
Year Ended June 30, 2023	17.91	(0.16)	4.59	4.43	(0.09)	22.25
Year Ended June 30, 2022	27.83	(0.26)	(4.72)	(4.98)	(4.94)	17.91
Class I
Year Ended June 30, 2026	43.05	(0.09)	6.12	6.03	(4.92)	44.16
Year Ended June 30, 2025	39.58	(0.08)	5.94	5.86	(2.39)	43.05
Year Ended June 30, 2024	29.79	(0.05)	10.04	9.99	(0.20)	39.58
Year Ended June 30, 2023	23.78	(0.02)	6.12	6.10	(0.09)	29.79
Year Ended June 30, 2022	35.20	(0.09)	(6.39)	(6.48)	(4.94)	23.78
Class R2
Year Ended June 30, 2026	39.24	(0.29)	5.55	5.26	(4.92)	39.58
Year Ended June 30, 2025	36.44	(0.26)	5.45	5.19	(2.39)	39.24
Year Ended June 30, 2024	27.58	(0.21)	9.27	9.06	(0.20)	36.44
Year Ended June 30, 2023	22.14	(0.14)	5.67	5.53	(0.09)	27.58
Year Ended June 30, 2022	33.24	(0.21)	(5.95)	(6.16)	(4.94)	22.14
Class R3
Year Ended June 30, 2026	40.21	(0.19)	5.69	5.50	(4.92)	40.79
Year Ended June 30, 2025	37.20	(0.17)	5.57	5.40	(2.39)	40.21
Year Ended June 30, 2024	28.08	(0.13)	9.45	9.32	(0.20)	37.20
Year Ended June 30, 2023	22.48	(0.09)	5.78	5.69	(0.09)	28.08
Year Ended June 30, 2022	33.61	(0.14)	(6.05)	(6.19)	(4.94)	22.48
Class R4
Year Ended June 30, 2026	43.06	(0.10)	6.12	6.02	(4.92)	44.16
Year Ended June 30, 2025	39.59	(0.08)	5.94	5.86	(2.39)	43.06
Year Ended June 30, 2024	29.80	(0.06)	10.05	9.99	(0.20)	39.59
Year Ended June 30, 2023	23.79	(0.02)	6.12	6.10	(0.09)	29.80
Year Ended June 30, 2022	35.21	(0.10)	(6.38)	(6.48)	(4.94)	23.79
Class R5
Year Ended June 30, 2026	44.81	(0.04)	6.38	6.34	(4.92)	46.23
Year Ended June 30, 2025	41.05	(0.02)	6.17	6.15	(2.39)	44.81
Year Ended June 30, 2024	30.85	(0.01)	10.41	10.40	(0.20)	41.05
Year Ended June 30, 2023	24.59	0.01	6.34	6.35	(0.09)	30.85
Year Ended June 30, 2022	36.18	(0.05)	(6.60)	(6.65)	(4.94)	24.59
Class R6
Year Ended June 30, 2026	45.51	0.01 (d)	6.48	6.49	(4.92)	47.08
Year Ended June 30, 2025	41.62	0.02	6.26	6.28	(2.39)	45.51
Year Ended June 30, 2024	31.24	0.03	10.55	10.58	(0.20)	41.62
Year Ended June 30, 2023	24.88	0.04	6.41	6.45	(0.09)	31.24
Year Ended June 30, 2022	36.52	(0.01)	(6.69)	(6.70)	(4.94)	24.88

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

14.15%	$4,906,705	0.99%	(0.47)%	1.08%	51%
14.70	4,612,408	1.00	(0.44)	1.11	36
33.34	4,103,661	1.04	(0.41)	1.13	28
25.46	2,957,562	1.04	(0.34)	1.14	38
(22.53)	2,362,435	1.08	(0.54)	1.14	33

13.57	711,498	1.49	(0.97)	1.58	51
14.16	760,081	1.50	(0.94)	1.61	36
32.64	779,526	1.54	(0.91)	1.64	28
24.86	808,227	1.54	(0.84)	1.64	38
(22.90)	798,037	1.58	(1.05)	1.64	33

14.45	6,610,850	0.74	(0.22)	0.82	51
14.99	6,536,149	0.75	(0.19)	0.86	36
33.68	5,860,279	0.79	(0.16)	0.88	28
25.75	4,496,251	0.79	(0.09)	0.89	38
(22.33)	3,376,110	0.83	(0.29)	0.89	33

13.86	11,966	1.25	(0.73)	1.34	51
14.43	13,676	1.26	(0.70)	1.39	36
33.00	11,464	1.30	(0.67)	1.42	28
25.08	6,945	1.30	(0.60)	1.44	38
(22.71)	4,972	1.32	(0.75)	1.56	33

14.14	43,732	1.00	(0.48)	1.08	51
14.71	43,160	1.01	(0.45)	1.11	36
33.34	30,327	1.05	(0.42)	1.14	28
25.41	27,413	1.05	(0.36)	1.15	38
(22.54)	13,221	1.08	(0.50)	1.16	33

14.42	43,761	0.75	(0.23)	0.82	51
14.99	48,257	0.76	(0.20)	0.86	36
33.67	43,769	0.80	(0.17)	0.88	28
25.74	24,519	0.80	(0.09)	0.89	38
(22.32)	15,452	0.83	(0.30)	0.89	33

14.59	109,481	0.60	(0.08)	0.67	51
15.17	170,124	0.61	(0.05)	0.71	36
33.85	123,217	0.65	(0.02)	0.73	28
25.92	104,828	0.65	0.05	0.74	38
(22.18)	103,367	0.68	(0.15)	0.74	33

14.70	9,929,415	0.50	0.02 (d)	0.57	51
15.27	9,980,359	0.51	0.05	0.61	36
34.01	9,345,278	0.55	0.08	0.63	28
26.02	7,474,875	0.55	0.15	0.64	38
(22.11)	5,407,723	0.58	(0.03)	0.64	33

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	39

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Equity Fund
Class A
Year Ended June 30, 2026	$63.51	$0.16	$8.75	$8.91	$(0.19)	$(3.62)	$(3.81)
Year Ended June 30, 2025	59.22	0.19	6.84	7.03	(0.15)	(2.59)	(2.74)
Year Ended June 30, 2024	53.29	0.19	5.92	6.11	(0.18)	—	(0.18)
Year Ended June 30, 2023	48.06	0.16	6.37	6.53	(0.12)	(1.18)	(1.30)
Year Ended June 30, 2022	62.14	0.05	(9.53)	(9.48)	—	(4.60)	(4.60)
Class C
Year Ended June 30, 2026	58.60	(0.15)(d)	8.05	7.90	—	(3.62)	(3.62)
Year Ended June 30, 2025	54.96	(0.11)	6.34	6.23	—	(2.59)	(2.59)
Year Ended June 30, 2024	49.56	(0.08)	5.48	5.40	—	—	—
Year Ended June 30, 2023	44.88	(0.09)	5.95	5.86	—	(1.18)	(1.18)
Year Ended June 30, 2022	58.61	(0.25)	(8.88)	(9.13)	—	(4.60)	(4.60)
Class I
Year Ended June 30, 2026	65.18	0.31	9.02	9.33	(0.29)	(3.62)	(3.91)
Year Ended June 30, 2025	60.68	0.34	7.03	7.37	(0.28)	(2.59)	(2.87)
Year Ended June 30, 2024	54.58	0.34	6.05	6.39	(0.29)	—	(0.29)
Year Ended June 30, 2023	49.19	0.30	6.51	6.81	(0.24)	(1.18)	(1.42)
Year Ended June 30, 2022	63.43	0.20	(9.75)	(9.55)	(0.09)	(4.60)	(4.69)
Class R2
Year Ended June 30, 2026	62.02	— (e)	8.53	8.53	(0.12)	(3.62)	(3.74)
Year Ended June 30, 2025	57.97	0.04	6.68	6.72	(0.08)	(2.59)	(2.67)
Year Ended June 30, 2024	52.24	0.06	5.77	5.83	(0.10)	—	(0.10)
Year Ended June 30, 2023	47.19	0.06	6.22	6.28	(0.05)	(1.18)	(1.23)
Year Ended June 30, 2022	61.24	(0.09)	(9.36)	(9.45)	—	(4.60)	(4.60)
Class R5
Year Ended June 30, 2026	65.43	0.41	9.04	9.45	(0.39)	(3.62)	(4.01)
Year Ended June 30, 2025	60.91	0.45	7.03	7.48	(0.37)	(2.59)	(2.96)
Year Ended June 30, 2024	54.78	0.43	6.07	6.50	(0.37)	—	(0.37)
Year Ended June 30, 2023	49.42	0.44	6.47	6.91	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.52	0.24	(9.74)	(9.50)	—	(4.60)	(4.60)
Class R6
Year Ended June 30, 2026	65.38	0.49	9.02	9.51	(0.48)	(3.62)	(4.10)
Year Ended June 30, 2025	60.86	0.51	7.03	7.54	(0.43)	(2.59)	(3.02)
Year Ended June 30, 2024	54.73	0.49	6.07	6.56	(0.43)	—	(0.43)
Year Ended June 30, 2023	49.32	0.43	6.53	6.96	(0.37)	(1.18)	(1.55)
Year Ended June 30, 2022	63.57	0.35	(9.78)	(9.43)	(0.22)	(4.60)	(4.82)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(d)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(e)	Amount rounds to less than $0.005.
(f)	Amount rounds to less than 0.005%.

40

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$68.61	14.56%	$980,715	1.09%	0.25%	1.20%	97%
63.51	11.79	896,268	1.10	0.31	1.22	61
59.22	11.48	765,572	1.14	0.35	1.25	38
53.29	13.70	642,773	1.14	0.32	1.26	40
48.06	(16.58)	526,401	1.15	0.08	1.26	33

62.88	14.01	16,511	1.59	(0.25)(d)	1.72	97
58.60	11.24	16,870	1.60	(0.19)	1.73	61
54.96	10.90	15,065	1.64	(0.16)	1.77	38
49.56	13.16	14,923	1.64	(0.18)	1.78	40
44.88	(17.00)	13,761	1.65	(0.44)	1.77	33

70.60	14.86	559,476	0.84	0.47	0.95	97
65.18	12.08	1,085,716	0.85	0.54	0.97	61
60.68	11.74	1,079,673	0.89	0.60	1.00	38
54.58	13.99	995,077	0.89	0.58	1.01	40
49.19	(16.37)	802,716	0.90	0.33	1.02	33

66.81	14.27	4,315	1.35	0.00 (f)	1.53	97
62.02	11.52	4,185	1.36	0.07	1.60	61
57.97	11.18	2,395	1.39	0.11	1.66	38
52.24	13.43	1,546	1.39	0.11	1.68	40
47.19	(16.79)	552	1.40	(0.16)	1.66	33

70.87	15.01	9,857	0.70	0.62	0.80	97
65.43	12.24	12,959	0.71	0.70	0.82	61
60.91	11.91	11,519	0.74	0.75	0.85	38
54.78	14.15	10,068	0.74	0.84	0.86	40
49.42	(16.24)	1	0.74	0.39	0.91	33

70.79	15.14	4,663,341	0.60	0.74	0.70	97
65.38	12.36	3,520,747	0.61	0.80	0.72	61
60.86	12.03	2,657,257	0.64	0.85	0.75	38
54.73	14.28	1,893,374	0.64	0.83	0.76	40
49.32	(16.17)	1,285,957	0.65	0.59	0.76	33

41

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
JPMorgan Mid Cap Growth Fund
Class A
Year Ended June 30, 2026	$42.00	$(0.28)	$5.02	$4.74	$(4.68)
Year Ended June 30, 2025	39.72	(0.23)	6.17	5.94	(3.66)
Year Ended June 30, 2024	35.03	(0.22)	4.91	4.69	—
Year Ended June 30, 2023	29.58	(0.18)	5.93	5.75	(0.30)
Year Ended June 30, 2022	46.20	(0.31)	(11.67)	(11.98)	(4.64)
Class C
Year Ended June 30, 2026	26.39	(0.29)	3.01	2.72	(4.68)
Year Ended June 30, 2025	26.27	(0.27)	4.05	3.78	(3.66)
Year Ended June 30, 2024	23.29	(0.26)	3.24	2.98	—
Year Ended June 30, 2023	19.86	(0.23)	3.96	3.73	(0.30)
Year Ended June 30, 2022	32.69	(0.36)	(7.83)	(8.19)	(4.64)
Class I
Year Ended June 30, 2026	53.41	(0.23)	6.49	6.26	(4.68)
Year Ended June 30, 2025	49.51	(0.16)	7.72	7.56	(3.66)
Year Ended June 30, 2024	43.56	(0.15)	6.10	5.95	—
Year Ended June 30, 2023	36.62	(0.12)	7.36	7.24	(0.30)
Year Ended June 30, 2022	55.95	(0.25)	(14.44)	(14.69)	(4.64)
Class R2
Year Ended June 30, 2026	46.77	(0.45)	5.60	5.15	(4.68)
Year Ended June 30, 2025	43.98	(0.39)	6.84	6.45	(3.66)
Year Ended June 30, 2024	38.91	(0.37)	5.44	5.07	—
Year Ended June 30, 2023	32.93	(0.31)	6.59	6.28	(0.30)
Year Ended June 30, 2022	51.05	(0.47)	(13.01)	(13.48)	(4.64)
Class R3
Year Ended June 30, 2026	51.60	(0.38)	6.24	5.86	(4.68)
Year Ended June 30, 2025	48.08	(0.30)	7.48	7.18	(3.66)
Year Ended June 30, 2024	42.44	(0.29)	5.93	5.64	—
Year Ended June 30, 2023	35.80	(0.24)	7.18	6.94	(0.30)
Year Ended June 30, 2022	54.95	(0.41)	(14.10)	(14.51)	(4.64)
Class R4
Year Ended June 30, 2026	53.06	(0.26)	6.44	6.18	(4.68)
Year Ended June 30, 2025	49.24	(0.19)	7.67	7.48	(3.66)
Year Ended June 30, 2024	43.34	(0.18)	6.08	5.90	—
Year Ended June 30, 2023	36.47	(0.14)	7.31	7.17	(0.30)
Year Ended June 30, 2022	55.76	(0.28)	(14.37)	(14.65)	(4.64)
Class R5
Year Ended June 30, 2026	54.84	(0.18)	6.67	6.49	(4.68)
Year Ended June 30, 2025	50.70	(0.11)	7.91	7.80	(3.66)
Year Ended June 30, 2024	44.56	(0.11)	6.25	6.14	—
Year Ended June 30, 2023	37.42	(0.08)	7.52	7.44	(0.30)
Year Ended June 30, 2022	57.00	(0.20)	(14.74)	(14.94)	(4.64)
Class R6
Year Ended June 30, 2026	55.48	(0.14)	6.76	6.62	(4.68)
Year Ended June 30, 2025	51.20	(0.06)	8.00	7.94	(3.66)
Year Ended June 30, 2024	44.96	(0.07)	6.31	6.24	—
Year Ended June 30, 2023	37.73	(0.05)	7.58	7.53	(0.30)
Year Ended June 30, 2022	57.39	(0.16)	(14.86)	(15.02)	(4.64)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

42

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$42.06	12.06%	$1,438,124	1.09%	(0.69)%	1.20%	78%
42.00	15.06	1,449,638	1.10	(0.57)	1.22	67
39.72	13.39	1,365,143	1.14	(0.59)	1.26	55
35.03	19.53	1,242,347	1.14	(0.56)	1.26	45
29.58	(28.80)	1,119,928	1.18	(0.78)	1.26	45

24.43	11.48	41,555	1.59	(1.19)	1.70	78
26.39	14.52	48,594	1.60	(1.07)	1.72	67
26.27	12.80	51,347	1.64	(1.08)	1.76	55
23.29	18.91	60,306	1.64	(1.06)	1.75	45
19.86	(29.14)	67,482	1.68	(1.28)	1.75	45

54.99	12.34	2,395,171	0.84	(0.44)	0.93	78
53.41	15.37	2,449,561	0.85	(0.32)	0.96	67
49.51	13.66	2,378,644	0.89	(0.34)	0.99	55
43.56	19.84	2,344,119	0.89	(0.30)	1.00	45
36.62	(28.62)	1,403,485	0.91	(0.50)	1.00	45

47.24	11.69	60,976	1.40	(1.00)	1.48	78
46.77	14.75	58,191	1.41	(0.87)	1.50	67
43.98	13.03	53,890	1.45	(0.89)	1.55	55
38.91	19.15	46,941	1.45	(0.87)	1.55	45
32.93	(29.02)	42,153	1.47	(1.06)	1.54	45

52.78	11.98	62,599	1.15	(0.75)	1.19	78
51.60	15.02	65,716	1.16	(0.63)	1.21	67
48.08	13.29	62,283	1.20	(0.64)	1.25	55
42.44	19.46	51,316	1.20	(0.62)	1.25	45
35.80	(28.82)	36,455	1.22	(0.82)	1.25	45

54.56	12.27	43,622	0.90	(0.50)	0.94	78
53.06	15.29	40,691	0.91	(0.37)	0.96	67
49.24	13.61	38,037	0.95	(0.39)	1.00	55
43.34	19.73	23,144	0.95	(0.37)	1.00	45
36.47	(28.65)	19,437	0.97	(0.56)	1.00	45

56.65	12.44	642,469	0.74	(0.34)	0.78	78
54.84	15.49	563,921	0.75	(0.22)	0.80	67
50.70	13.78	528,171	0.79	(0.23)	0.84	55
44.56	19.95	504,025	0.79	(0.21)	0.85	45
37.42	(28.53)	448,298	0.79	(0.39)	0.85	45

57.42	12.54	8,529,217	0.65	(0.25)	0.69	78
55.48	15.61	7,914,715	0.66	(0.12)	0.71	67
51.20	13.88	6,346,311	0.70	(0.14)	0.74	55
44.96	20.03	5,188,694	0.70	(0.11)	0.75	45
37.73	(28.47)	3,842,661	0.72	(0.31)	0.75	45

43

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund
Class A
Year Ended June 30, 2026	$35.39	$0.21	$4.72	$4.93	$(0.24)	$(6.39)	$(6.63)
Year Ended June 30, 2025	35.88	0.26	3.58	3.84	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	34.36	0.28	3.29	3.57	(0.34)	(1.71)	(2.05)
Year Ended June 30, 2023	34.90	0.32	3.01	3.33	(0.28)	(3.59)	(3.87)
Year Ended June 30, 2022	43.69	0.24	(2.97)	(2.73)	(0.16)	(5.90)	(6.06)
Class C
Year Ended June 30, 2026	33.06	0.04	4.37	4.41	(0.10)	(6.39)	(6.49)
Year Ended June 30, 2025	33.75	0.07	3.37	3.44	(0.05)	(4.08)	(4.13)
Year Ended June 30, 2024	32.43	0.09	3.11	3.20	(0.17)	(1.71)	(1.88)
Year Ended June 30, 2023	33.10	0.13	2.86	2.99	(0.07)	(3.59)	(3.66)
Year Ended June 30, 2022	41.77	0.03	(2.80)	(2.77)	—	(5.90)	(5.90)
Class I
Year Ended June 30, 2026	36.18	0.30	4.85	5.15	(0.32)	(6.39)	(6.71)
Year Ended June 30, 2025	36.60	0.36	3.63	3.99	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.99	0.37	3.37	3.74	(0.42)	(1.71)	(2.13)
Year Ended June 30, 2023	35.48	0.40	3.07	3.47	(0.37)	(3.59)	(3.96)
Year Ended June 30, 2022	44.30	0.34	(3.02)	(2.68)	(0.24)	(5.90)	(6.14)
Class L
Year Ended June 30, 2026	37.00	0.36	4.96	5.32	(0.36)	(6.39)	(6.75)
Year Ended June 30, 2025	37.33	0.42	3.72	4.14	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.66	0.43	3.43	3.86	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.09	0.47	3.12	3.59	(0.43)	(3.59)	(4.02)
Year Ended June 30, 2022	44.98	0.43	(3.09)	(2.66)	(0.33)	(5.90)	(6.23)
Class R2
Year Ended June 30, 2026	32.55	0.11	4.30	4.41	(0.20)	(6.39)	(6.59)
Year Ended June 30, 2025	33.33	0.15	3.33	3.48	(0.18)	(4.08)	(4.26)
Year Ended June 30, 2024	32.08	0.17	3.07	3.24	(0.28)	(1.71)	(1.99)
Year Ended June 30, 2023	32.84	0.21	2.84	3.05	(0.22)	(3.59)	(3.81)
Year Ended June 30, 2022	41.48	0.12	(2.78)	(2.66)	(0.08)	(5.90)	(5.98)
Class R3
Year Ended June 30, 2026	34.81	0.21	4.63	4.84	(0.25)	(6.39)	(6.64)
Year Ended June 30, 2025	35.37	0.25	3.52	3.77	(0.25)	(4.08)	(4.33)
Year Ended June 30, 2024	33.90	0.27	3.26	3.53	(0.35)	(1.71)	(2.06)
Year Ended June 30, 2023	34.49	0.31	2.98	3.29	(0.29)	(3.59)	(3.88)
Year Ended June 30, 2022	43.25	0.23	(2.94)	(2.71)	(0.15)	(5.90)	(6.05)
Class R4
Year Ended June 30, 2026	35.86	0.29	4.79	5.08	(0.33)	(6.39)	(6.72)
Year Ended June 30, 2025	36.30	0.35	3.62	3.97	(0.33)	(4.08)	(4.41)
Year Ended June 30, 2024	34.76	0.37	3.33	3.70	(0.45)	(1.71)	(2.16)
Year Ended June 30, 2023	35.29	0.40	3.05	3.45	(0.39)	(3.59)	(3.98)
Year Ended June 30, 2022	44.02	0.34	(3.00)	(2.66)	(0.17)	(5.90)	(6.07)
Class R5
Year Ended June 30, 2026	36.91	0.36	4.95	5.31	(0.37)	(6.39)	(6.76)
Year Ended June 30, 2025	37.25	0.42	3.71	4.13	(0.39)	(4.08)	(4.47)
Year Ended June 30, 2024	35.59	0.43	3.42	3.85	(0.48)	(1.71)	(2.19)
Year Ended June 30, 2023	36.03	0.47	3.10	3.57	(0.42)	(3.59)	(4.01)
Year Ended June 30, 2022	44.90	0.40	(3.06)	(2.66)	(0.31)	(5.90)	(6.21)

44

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$33.69	15.77%	$1,050,324	1.09%	0.62%	1.19%	68%
35.39	10.35	1,128,401	1.10	0.71	1.21	39
35.88	10.75	1,154,573	1.14	0.79	1.24	13
34.36	9.66	1,181,402	1.14	0.91	1.24	12
34.90	(7.73)	1,203,015	1.18	0.57	1.24	16

30.98	15.19	25,370	1.59	0.12	1.70	68
33.06	9.78	29,068	1.60	0.20	1.71	39
33.75	10.20	35,234	1.64	0.28	1.75	13
32.43	9.10	44,732	1.64	0.38	1.74	12
33.10	(8.17)	61,031	1.68	0.07	1.74	16

34.62	16.08	1,371,047	0.84	0.87	0.94	68
36.18	10.59	1,583,448	0.85	0.95	0.95	39
36.60	11.06	1,734,586	0.89	1.04	0.99	13
34.99	9.92	1,886,979	0.89	1.14	0.99	12
35.48	(7.50)	2,276,870	0.93	0.81	0.98	16

35.57	16.22	3,215,740	0.70	1.01	0.79	68
37.00	10.77	4,599,997	0.71	1.09	0.80	39
37.33	11.19	5,443,664	0.75	1.18	0.84	13
35.66	10.11	6,071,628	0.75	1.29	0.84	12
36.09	(7.35)	6,586,299	0.75	1.00	0.83	16

30.37	15.48	72,938	1.35	0.36	1.47	68
32.55	10.04	66,990	1.36	0.45	1.48	39
33.33	10.45	65,891	1.40	0.52	1.51	13
32.08	9.39	60,386	1.40	0.65	1.49	12
32.84	(7.97)	59,842	1.43	0.32	1.49	16

33.01	15.78	57,239	1.10	0.62	1.19	68
34.81	10.30	73,734	1.11	0.70	1.20	39
35.37	10.77	74,046	1.15	0.78	1.24	13
33.90	9.65	71,414	1.15	0.90	1.24	12
34.49	(7.75)	69,915	1.18	0.56	1.23	16

34.22	16.02	26,691	0.85	0.86	0.94	68
35.86	10.61	27,856	0.86	0.94	0.95	39
36.30	11.02	30,419	0.90	1.06	0.99	13
34.76	9.90	18,338	0.90	1.14	0.99	12
35.29	(7.50)	22,574	0.94	0.80	0.98	16

35.46	16.23	54,556	0.70	1.02	0.79	68
36.91	10.78	52,592	0.71	1.10	0.80	39
37.25	11.19	49,620	0.75	1.18	0.84	13
35.59	10.08	47,429	0.75	1.30	0.84	12
36.03	(7.35)	48,283	0.78	0.94	0.83	16

45

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Mid Cap Value Fund (continued)
Class R6
Year Ended June 30, 2026	$36.98	$0.39	$4.97	$5.36	$(0.40)	$(6.39)	$(6.79)
Year Ended June 30, 2025	37.32	0.46	3.71	4.17	(0.43)	(4.08)	(4.51)
Year Ended June 30, 2024	35.65	0.46	3.43	3.89	(0.51)	(1.71)	(2.22)
Year Ended June 30, 2023	36.09	0.51	3.11	3.62	(0.47)	(3.59)	(4.06)
Year Ended June 30, 2022	44.96	0.46	(3.08)	(2.62)	(0.35)	(5.90)	(6.25)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

46

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$35.55	16.36%	$5,290,132	0.60%	1.12%	0.69%	68%
36.98	10.86	4,976,734	0.61	1.20	0.70	39
37.32	11.30	4,304,906	0.65	1.28	0.74	13
35.65	10.20	4,087,234	0.65	1.42	0.74	12
36.09	(7.26)	3,480,524	0.68	1.07	0.73	16

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund
Class A
Year Ended June 30, 2026	$38.39	$0.37	$5.59	$5.96	$(0.43)	$(4.12)	$(4.55)
Year Ended June 30, 2025	37.44	0.48	4.33	4.81	(0.50)	(3.36)	(3.86)
Year Ended June 30, 2024	35.00	0.50	4.41	4.91	(0.50)	(1.97)	(2.47)
Year Ended June 30, 2023	36.05	0.52	2.02	2.54	(0.53)	(3.06)	(3.59)
Year Ended June 30, 2022	42.90	0.41	(1.67)	(1.26)	(0.32)	(5.27)	(5.59)
Class C
Year Ended June 30, 2026	38.36	0.18	5.60	5.78	(0.23)	(4.12)	(4.35)
Year Ended June 30, 2025	37.40	0.29	4.32	4.61	(0.29)	(3.36)	(3.65)
Year Ended June 30, 2024	34.90	0.32	4.41	4.73	(0.26)	(1.97)	(2.23)
Year Ended June 30, 2023	35.91	0.34	2.00	2.34	(0.29)	(3.06)	(3.35)
Year Ended June 30, 2022	42.73	0.20	(1.65)	(1.45)	(0.10)	(5.27)	(5.37)
Class I
Year Ended June 30, 2026	38.80	0.47	5.65	6.12	(0.52)	(4.12)	(4.64)
Year Ended June 30, 2025	37.80	0.59	4.36	4.95	(0.59)	(3.36)	(3.95)
Year Ended June 30, 2024	35.30	0.59	4.46	5.05	(0.58)	(1.97)	(2.55)
Year Ended June 30, 2023	36.31	0.61	2.03	2.64	(0.59)	(3.06)	(3.65)
Year Ended June 30, 2022	43.15	0.51	(1.68)	(1.17)	(0.40)	(5.27)	(5.67)
Class L
Year Ended June 30, 2026	38.86	0.53	5.66	6.19	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.85	0.64	4.38	5.02	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.35	0.64	4.46	5.10	(0.63)	(1.97)	(2.60)
Year Ended June 30, 2023	36.36	0.66	2.04	2.70	(0.65)	(3.06)	(3.71)
Year Ended June 30, 2022	43.20	0.57	(1.68)	(1.11)	(0.46)	(5.27)	(5.73)
Class R2
Year Ended June 30, 2026	37.59	0.26	5.47	5.73	(0.37)	(4.12)	(4.49)
Year Ended June 30, 2025	36.80	0.38	4.24	4.62	(0.47)	(3.36)	(3.83)
Year Ended June 30, 2024	34.48	0.40	4.34	4.74	(0.45)	(1.97)	(2.42)
Year Ended June 30, 2023	35.56	0.41	2.00	2.41	(0.43)	(3.06)	(3.49)
Year Ended June 30, 2022	42.46	0.31	(1.65)	(1.34)	(0.29)	(5.27)	(5.56)
Class R3
Year Ended June 30, 2026	37.67	0.36	5.48	5.84	(0.45)	(4.12)	(4.57)
Year Ended June 30, 2025	36.82	0.47	4.25	4.72	(0.51)	(3.36)	(3.87)
Year Ended June 30, 2024	34.48	0.49	4.34	4.83	(0.52)	(1.97)	(2.49)
Year Ended June 30, 2023	35.51	0.50	2.00	2.50	(0.47)	(3.06)	(3.53)
Year Ended June 30, 2022	42.36	0.41	(1.65)	(1.24)	(0.34)	(5.27)	(5.61)
Class R4
Year Ended June 30, 2026	39.14	0.46	5.73	6.19	(0.48)	(4.12)	(4.60)
Year Ended June 30, 2025	38.14	0.60	4.38	4.98	(0.62)	(3.36)	(3.98)
Year Ended June 30, 2024	35.62	0.60	4.49	5.09	(0.60)	(1.97)	(2.57)
Year Ended June 30, 2023	36.30	0.61	2.04	2.65	(0.27)	(3.06)	(3.33)
Year Ended June 30, 2022	42.92	0.50	(1.67)	(1.17)	(0.18)	(5.27)	(5.45)
Class R5
Year Ended June 30, 2026	38.75	0.52	5.65	6.17	(0.57)	(4.12)	(4.69)
Year Ended June 30, 2025	37.76	0.64	4.36	5.00	(0.65)	(3.36)	(4.01)
Year Ended June 30, 2024	35.27	0.64	4.46	5.10	(0.64)	(1.97)	(2.61)
Year Ended June 30, 2023	36.30	0.65	2.04	2.69	(0.66)	(3.06)	(3.72)
Year Ended June 30, 2022	43.12	0.57	(1.69)	(1.12)	(0.43)	(5.27)	(5.70)

48

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$39.80	16.66%	$1,295,295	0.99%	0.97%	1.09%	51%
38.39	12.90	1,317,334	1.00	1.24	1.11	39
37.44	14.62	1,328,087	1.04	1.39	1.15	17
35.00	7.03	1,245,482	1.04	1.45	1.14	24
36.05	(3.78)	1,101,144	1.07	0.99	1.14	23

39.79	16.11	127,085	1.49	0.47	1.60	51
38.36	12.32	147,754	1.50	0.74	1.62	39
37.40	14.07	171,159	1.54	0.89	1.65	17
34.90	6.47	222,660	1.54	0.94	1.65	24
35.91	(4.24)	281,613	1.58	0.48	1.65	23

40.28	16.95	1,558,065	0.74	1.22	0.84	51
38.80	13.18	1,572,507	0.75	1.49	0.86	39
37.80	14.91	1,619,210	0.79	1.64	0.89	17
35.30	7.29	1,849,562	0.79	1.69	0.89	24
36.31	(3.54)	2,039,492	0.82	1.23	0.89	23

40.36	17.12	1,161,504	0.60	1.36	0.69	51
38.86	13.34	1,332,144	0.62	1.63	0.70	39
37.85	15.06	1,311,918	0.65	1.78	0.74	17
35.35	7.44	1,406,943	0.65	1.83	0.74	24
36.36	(3.39)	1,653,596	0.68	1.38	0.74	23

38.83	16.36	714	1.25	0.70	1.41	51
37.59	12.58	590	1.26	0.99	1.42	39
36.80	14.33	456	1.30	1.13	1.58	17
34.48	6.75	334	1.30	1.18	1.52	24
35.56	(4.02)	292	1.33	0.77	1.49	23

38.94	16.67	2,784	1.00	0.95	1.14	51
37.67	12.86	2,370	1.01	1.24	1.16	39
36.82	14.61	2,150	1.05	1.38	1.21	17
34.48	7.03	2,195	1.05	1.41	1.20	24
35.51	(3.78)	2,845	1.08	1.00	1.17	23

40.73	16.97	293	0.75	1.18	0.87	51
39.14	13.14	587	0.76	1.51	0.86	39
38.14	14.90	309	0.80	1.63	1.08	17
35.62	7.29	173	0.80	1.69	0.93	24
36.30	(3.53)	118	0.84	1.20	0.89	23

40.23	17.12	17,880	0.60	1.35	0.69	51
38.75	13.33	18,780	0.61	1.63	0.70	39
37.76	15.08	17,623	0.65	1.78	0.74	17
35.27	7.45	18,118	0.65	1.87	0.74	24
36.30	(3.40)	1,178	0.68	1.38	0.74	23

49

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Value Advantage Fund (continued)
Class R6
Year Ended June 30, 2026	$38.79	$0.56	$5.66	$6.22	$(0.61)	$(4.12)	$(4.73)
Year Ended June 30, 2025	37.80	0.68	4.36	5.04	(0.69)	(3.36)	(4.05)
Year Ended June 30, 2024	35.31	0.68	4.45	5.13	(0.67)	(1.97)	(2.64)
Year Ended June 30, 2023	36.32	0.69	2.05	2.74	(0.69)	(3.06)	(3.75)
Year Ended June 30, 2022	43.16	0.61	(1.68)	(1.07)	(0.50)	(5.27)	(5.77)

(a)	Calculated based upon average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(c)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

50

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge)(b)	Net assets, end of period (000's)	Net expenses(c)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$40.28	17.26%	$4,332,776	0.50%	1.46%	0.59%	51%
38.79	13.42	4,550,788	0.51	1.73	0.60	39
37.80	15.17	4,294,901	0.55	1.88	0.64	17
35.31	7.58	4,341,944	0.55	1.93	0.64	24
36.32	(3.30)	4,495,856	0.58	1.47	0.64	23

51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026
(Dollar values in thousands)
1. Organization
JPMorgan Trust I (“JPM I") and JPMorgan Trust II (“JPM II") (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.
J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) was organized as a Massachusetts business trust on September 23, 1997, as an open-end management investment company.
J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG,” and with JPM I, JPM II and JPMMFIT, collectively, the “Trusts”) was organized as a Maryland corporation on August 19, 1997, as an open-end management investment company.
The following are 5 separate funds of the Trusts (each, a "Fund" and collectively, the "Funds") covered by this report:
	Classes Offered	Trust	Diversification Classification
JPMorgan Growth Advantage Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMMFIT	Non-Diversified*
JPMorgan Mid Cap Equity Fund	Class A, Class C, Class I, Class R2, Class R5 and Class R6	JPM I	Diversified
JPMorgan Mid Cap Growth Fund	Class A, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM II	Diversified
JPMorgan Mid Cap Value Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPMFMFG	Diversified
JPMorgan Value Advantage Fund	Class A, Class C, Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6	JPM I	Diversified

*	Prior to February 5, 2025, JPMorgan Growth Advantage Fund operated as a diversified company.
The investment objective of JPMorgan Growth Advantage Fund (“Growth Advantage Fund”) and JPMorgan Mid Cap Equity Fund (“Mid Cap Equity Fund”) is to seek to provide long-term capital growth.
The investment objective of JPMorgan Mid Cap Growth Fund (“Mid Cap Growth Fund”) is to seek growth of capital.
The investment objective of JPMorgan Mid Cap Value Fund (“Mid Cap Value Fund”) is to seek growth from capital appreciation.
The investment objective of JPMorgan Value Advantage Fund (“Value Advantage Fund”) is to seek to provide long-term total return from a combination of income and capital gains.
Class L Shares of Mid Cap Value Fund and Value Advantage Fund are publicly offered on a limited basis. Investors are not eligible to purchase Class L Shares of the Funds unless they meet certain requirements as described in the Funds’ prospectus.
Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge ("CDSC"). No sales charges are assessed with respect to Class I, Class L, Class R2, Class R3, Class R4, Class R5 and Class R6 Shares. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds' prospectus. Class C Shares automatically convert to Class A Shares after eight years. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, distribution and service fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

52	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Boards of Trustees of the Trusts (the "Boards"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Boards.
Under Section 2(a)(41) of the 1940 Act, the Boards are required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Boards may designate the performance of these fair valuation determinations to a valuation designee. The Boards have designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Boards subject to appropriate oversight by the Boards. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Boards.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Growth Advantage Fund at June 30, 2026.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Growth Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$580,072	$—	$—	$580,072
Automobiles	620,760	—	—	620,760
Biotechnology	783,869	—	—	783,869
Broadline Retail	15,943	—	—	15,943

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Growth Advantage Fund (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$214,632	$—	$—	$214,632
Capital Markets	515,549	—	—	515,549
Communications Equipment	236,824	—	—	236,824
Construction & Engineering	656,403	—	—	656,403
Consumer Staples Distribution & Retail	434,051	—	—	434,051
Diversified Telecommunication Services	125,850	—	—	125,850
Electrical Equipment	682,653	—	—	682,653
Electronic Equipment, Instruments & Components	352,137	—	—	352,137
Energy Equipment & Services	132,476	—	—	132,476
Entertainment	248,916	—	—	248,916
Financial Services	359,056	—	—	359,056
Health Care Equipment & Supplies	65,115	—	—	65,115
Health Care Providers & Services	130,795	—	—	130,795
Hotels, Restaurants & Leisure	611,205	—	—	611,205
Household Durables	51,094	—	—	51,094
Industrial Conglomerates	112,301	—	—	112,301
Insurance	93,249	—	—	93,249
Interactive Media & Services	3,075,875	—	—	3,075,875
Internet Software & Services	—	—	73,775	73,775
IT Services	711,247	—	—	711,247
Life Sciences Tools & Services	265,142	—	—	265,142
Machinery	415,129	—	—	415,129
Oil, Gas & Consumable Fuels	289,361	—	—	289,361
Pharmaceuticals	682,004	—	—	682,004
Real Estate Management & Development	106,577	—	—	106,577
Semiconductors & Semiconductor Equipment	6,628,987	—	—	6,628,987
Software	1,006,727	—	18,142	1,024,869
Specialty Retail	262,488	—	—	262,488
Technology Hardware, Storage & Peripherals	1,336,067	—	—	1,336,067
Tobacco	112,700	—	—	112,700
Total Common Stocks	21,915,254	—	91,917	22,007,171
Preferred Stocks	—	—	159,077	159,077
Short-Term Investments
Investment Companies	256,097	—	—	256,097
Investment of Cash Collateral from Securities Loaned	293,087	—	—	293,087
Total Short-Term Investments	549,184	—	—	549,184
Total Investments in Securities	$22,464,438	$—	$250,994	$22,715,432

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,343,635	$—	$—	$6,343,635

(a)	Please refer to the SOI for specifics of portfolio holdings.

54	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,088,443	$—	$—	$1,088,443
Biotechnology	1,236,380	—	—	1,236,380
Broadline Retail	26,003	—	—	26,003
Building Products	167,925	—	—	167,925
Capital Markets	436,023	—	—	436,023
Communications Equipment	407,671	—	—	407,671
Construction & Engineering	722,896	—	—	722,896
Construction Materials	66,340	—	—	66,340
Consumer Finance	38,680	—	—	38,680
Consumer Staples Distribution & Retail	309,467	—	—	309,467
Electrical Equipment	563,785	—	—	563,785
Electronic Equipment, Instruments & Components	480,389	—	—	480,389
Energy Equipment & Services	101,450	—	—	101,450
Entertainment	456,263	—	—	456,263
Financial Services	181,716	—	—	181,716
Health Care Equipment & Supplies	141,216	—	—	141,216
Health Care Providers & Services	212,241	—	—	212,241
Health Care Technology	102,604	—	—	102,604
Hotels, Restaurants & Leisure	1,014,137	—	—	1,014,137
Household Durables	85,773	—	—	85,773
Independent Power and Renewable Electricity Producers	154,288	—	—	154,288
Insurance	100,996	—	—	100,996
Interactive Media & Services	32,291	—	—	32,291
Internet Software & Services	—	—	30,869	30,869
IT Services	974,189	—	—	974,189
Life Sciences Tools & Services	177,026	—	—	177,026
Machinery	290,702	—	—	290,702
Oil, Gas & Consumable Fuels	326,386	—	—	326,386
Real Estate Management & Development	82,984	—	—	82,984
Retail REITs	130,030	—	—	130,030
Semiconductors & Semiconductor Equipment	1,578,777	—	—	1,578,777
Software	737,513	—	10,315	747,828
Specialty Retail	280,507	—	—	280,507
Textiles, Apparel & Luxury Goods	78,087	—	—	78,087
Trading Companies & Distributors	267,411	—	—	267,411
Total Common Stocks	13,050,589	—	41,184	13,091,773
Preferred Stocks	—	—	17,774	17,774
Short-Term Investments
Investment Companies	80,124	—	—	80,124
Investment of Cash Collateral from Securities Loaned	158,171	—	—	158,171
Total Short-Term Investments	238,295	—	—	238,295
Total Investments in Securities	$13,288,884	$—	$58,958	$13,347,842

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	55

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,424,971	$—	$—	$11,424,971

(a)	Please refer to the SOI for specifics of portfolio holdings.

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,616,444	$—	$—	$8,616,444

(a)	Please refer to the SOI for specifics of portfolio holdings.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Growth Advantage Fund	Balance as of June 30, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2026
Investments in Securities:
Common Stocks	$—	$—	$21,819	$—	$70,098	$—	$—	$—	$91,917
Preferred Stocks	—	—	104,884	—	54,193	—	—	—	159,077
Total	$—	$—	$126,703	$—	$124,291	$—	$—	$—	$250,994

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2026, which were valued using significant unobservable inputs (level 3), amounted to $126,703. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Growth
Advantage Fund
Quantitative Information about Level 3 Fair Value Measurement
	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$41,495	Market Approach	EV / Revenue Multiple (b)	25.06x (25.06x)
	50,422	Last Transaction Price	N/A	N/A

Common Stocks	91,917
	159,077	Last Transaction Price	N/A	N/A

Preferred Stocks	159,077

56	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$250,994

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2026, the Funds held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Growth Advantage Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$26,428	$41,495	0.2%
OpenAI - Common Stocks	10/3/2025	11,267	18,019	0.1%
Canva, Inc. - Common Stocks	10/6/2025	14,261	14,261	0.0%
AlphaSense, Inc. - Common Stocks	5/27/2026	18,142	18,142	0.1%
Anthropic - Preferred Stocks	8/18/2025	33,000	137,885	0.6%
Anduril Industries, Inc. - Preferred Stocks	5/12/2026	21,193	21,192	0.1%
		$124,291	$250,994
Mid Cap Growth Fund
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Databricks - Common Stocks	7/24/2025	$14,572	$23,079	0.2%
Canva, Inc. - Common Stocks	10/6/2025	7,789	7,790	0.0%
AlphaSense, Inc. - Common Stocks	5/27/2026	10,315	10,315	0.1%
Anduril Industries, Inc. - Preferred Stocks	5/12/2026	17,774	17,774	0.1%
		$50,450	$58,958
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value (but generally 102% or 105%, as explained below) plus accrued interest on the securities lent, which is invested in the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrower. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	57

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2026.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Growth Advantage Fund	$293,910	$(293,087)	$823
Mid Cap Equity Fund	24,298	(24,298)	—
Mid Cap Growth Fund	160,196	(158,171)	2,025
Mid Cap Value Fund	5,252	(5,252)	—
Value Advantage Fund	7,195	(7,195)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Growth Advantage Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$222,598	$5,825,933	$5,792,421	$— (c)	$(13)	$256,097	256,097	$7,715	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	1,123,469	830,382	—	—	293,087	293,087	1,163 (d)	—
Total	$222,598	$6,949,402	$6,622,803	$— (c)	$(13)	$549,184		$8,878	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount rounds to less than one thousand.
(d)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

58	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

Mid Cap Equity Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$87,757	$2,825,509	$2,733,228	$(13)	$(15)	$180,010	180,010	$5,555	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	24,285	489,604	489,516	—	—	24,373	24,373	1,270 (c)	—
Total	$112,042	$3,315,113	$3,222,744	$(13)	$(15)	$204,383		$6,825	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Growth Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$26,249	$3,242,026	$3,188,136	$(12)	$(3)	$80,124	80,124	$4,943	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	141,650	1,734,625	1,718,104	—	—	158,171	158,171	5,147 (c)	—
Total	$167,899	$4,976,651	$4,906,240	$(12)	$(3)	$238,295		$10,090	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Mid Cap Value Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$229,278	$5,449,233	$5,202,350	$(24)	$(22)	$476,115	476,115	$11,300	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	577,976	572,436	—	—	5,540	5,540	608 (c)	—
Total	$229,278	$6,027,209	$5,774,786	$(24)	$(22)	$481,655		$11,908	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	59

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
Value Advantage Fund
For the year ended June 30, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2026	Shares at June 30, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$176,205	$2,818,921	$2,888,592	$32	$(19)	$106,547	106,547	$6,727	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.66% (a) (b)	—	618,413	610,999	—	—	7,414	7,414	924 (c)	—
Total	$176,205	$3,437,334	$3,499,591	$32	$(19)	$113,961		$7,651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2026.
(c)	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trusts are allocated among the applicable funds. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Funds for the year ended June 30, 2026, are as follows:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Growth Advantage Fund
Transfer agency fees	$191	$54	$59	n/a	$2	$3	$1	$4	$176	$490
Mid Cap Equity Fund
Transfer agency fees	22	4	7	n/a	4	n/a	n/a	— (a)	87	124

60	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6	Total
Mid Cap Growth Fund
Transfer agency fees	$254	$8	$11	n/a	$27	$5	$1	$8	$214	$528
Mid Cap Value Fund
Transfer agency fees	75	4	19	$44	23	2	1	1	97	266
Value Advantage Fund
Transfer agency fees	73	22	11	19	1	1	— (a)	— (a)	51	178

(a)	Amount rounds to less than one thousand.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2026, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
For the year ended June 30, 2026, the Funds did not pay any significant foreign, federal or state and local income taxes.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Growth Advantage Fund	$93,919	$36,917	$(130,836)
Mid Cap Equity Fund	—	36	(36)
Mid Cap Growth Fund	(32,081)	32,085	(4)
Mid Cap Value Fund	215,979	—	(215,979)
Value Advantage Fund	107,117	2	(107,119)
The reclassifications for the Funds relate primarily to net operating losses, tax adjustments on certain investments and tax equalization.
J. Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the implications of these changes and the amendments are included in the financial statements, which had no effect on the Funds' net assets or results of operations.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	61

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund's respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.50%
Mid Cap Equity Fund	0.60
Mid Cap Growth Fund	0.60
Mid Cap Value Fund	0.60
Value Advantage Fund	0.50
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.F.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the year ended June 30, 2026, the effective rate was 0.064%, 0.075%, 0.075%, 0.069% and 0.075%, respectively, of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.F.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C. Distribution Fees— Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as each Fund's principal underwriter and promotes and arranges for the sale of each Fund's shares.
The Boards have adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C, Class R2 and Class R3 Shares of the Funds, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I, Class L, Class R4, Class R5 and Class R6 Shares of the Funds do not charge a distribution fee. The Distribution Plan provides that each Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
	Class A	Class C	Class R2	Class R3
Growth Advantage Fund	0.25%	0.75%	0.50%	0.25%
Mid Cap Equity Fund	0.25	0.75	0.50	n/a
Mid Cap Growth Fund	0.25	0.75	0.50	0.25
Mid Cap Value Fund	0.25	0.75	0.50	0.25
Value Advantage Fund	0.25	0.75	0.50	0.25
In addition, JPMDS is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2026, JPMDS retained the following:
	Front-End Sales Charge	CDSC
Growth Advantage Fund	$418	$1
Mid Cap Equity Fund	63	— (a)
Mid Cap Growth Fund	68	— (a)
Mid Cap Value Fund	24	— (a)
Value Advantage Fund	50	— (a)

(a)	Amount rounds to less than one thousand.

62	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

D. Service Fees— The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provides certain support services to fund shareholders. For performing these services, JPMDS receives a fee with respect to all share classes, except Class R6 Shares which do not charge a service fee, that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5
Growth Advantage Fund	0.25%	0.25%	0.25%	n/a	0.25%	0.25%	0.25%	0.10%
Mid Cap Equity Fund	0.25	0.25	0.25	n/a	0.25	n/a	n/a	0.10
Mid Cap Growth Fund	0.25	0.25	0.25	n/a	0.25	0.25	0.25	0.10
Mid Cap Value Fund	0.25	0.25	0.25	0.10%	0.25	0.25	0.25	0.10
Value Advantage Fund	0.25	0.25	0.25	0.10	0.25	0.25	0.25	0.10

JPMDS has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds. Pursuant to such contracts, JPMDS will pay all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.F.
E. Custodian and Accounting Fees— JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
F. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
	Class A	Class C	Class I	Class L	Class R2	Class R3	Class R4	Class R5	Class R6
Growth Advantage Fund	0.99%	1.49%	0.74%	n/a	1.25%	1.00%	0.75%	0.60%	0.50%
Mid Cap Equity Fund	1.09	1.59	0.84	n/a	1.35	n/a	n/a	0.70	0.60
Mid Cap Growth Fund	1.09	1.59	0.84	n/a	1.40	1.15	0.90	0.74	0.65
Mid Cap Value Fund	1.09	1.59	0.84	0.75%	1.35	1.10	0.85	0.70	0.60
Value Advantage Fund	0.99	1.49	0.74	0.75	1.25	1.00	0.75	0.60	0.50

The expense limitation agreements were in effect for the year ended June 30, 2026 and are in place until at least October 31, 2026.
For the year ended June 30, 2026, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
	Contractual Waivers
	Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements
Growth Advantage Fund	$9,873	$6,576	$1,347	$17,796	$27
Mid Cap Equity Fund	3,530	2,353	178	6,061	16
Mid Cap Growth Fund	2,624	1,750	2,552	6,926	21
Mid Cap Value Fund	6,082	4,055	383	10,520	97
Value Advantage Fund	4,510	3,004	406	7,920	51
Additionally, the Funds may invest in one or more money market funds advised by the Adviser ("Affiliated Money Market Funds"). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	63

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
sufficient to offset the respective net fees each collects from the Affiliated Money Market Fund on the applicable Fund's investment in such Affiliated Money Market Fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these Affiliated Money Market Funds for the year ended June 30, 2026 were as follows:

Growth Advantage Fund	$223
Mid Cap Equity Fund	157
Mid Cap Growth Fund	140
Mid Cap Value Fund	325
Value Advantage Fund	203
G. Other— Certain officers of the Trusts are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Boards designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. Each Fund, along with affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Boards' independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2026, Growth Advantage Fund, Mid Cap Equity Fund and Mid Cap Growth Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2026, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Growth Advantage Fund	$11,349,740	$14,279,038
Mid Cap Equity Fund	5,533,400	5,619,199
Mid Cap Growth Fund	9,735,906	10,701,991
Mid Cap Value Fund	7,808,949	10,758,303
Value Advantage Fund	4,350,765	5,855,201
During the year ended June 30, 2026, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2026 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$12,656,949	$10,224,390	$165,907	$10,058,483
Mid Cap Equity Fund	4,904,805	1,620,081	181,251	1,438,830
Mid Cap Growth Fund	10,280,245	3,361,211	293,614	3,067,597
Mid Cap Value Fund	8,010,351	3,711,777	297,157	3,414,620
Value Advantage Fund	5,758,521	3,051,583	193,660	2,857,923
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

64	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

The tax character of distributions paid during the year ended June 30, 2026 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$2,469,531	$2,469,531
Mid Cap Equity Fund	38,249	306,912	345,161
Mid Cap Growth Fund	81,897	996,116	1,078,013
Mid Cap Value Fund	129,688	1,961,985	2,091,673
Value Advantage Fund	152,683	889,362	1,042,045

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2025 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$1,206,829	$1,206,829
Mid Cap Equity Fund	28,909	203,326	232,235
Mid Cap Growth Fund	—	813,423	813,423
Mid Cap Value Fund	138,969	1,333,090	1,472,059
Value Advantage Fund	171,767	701,806	873,573

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2026, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$3,886,932	$10,058,483
Mid Cap Equity Fund	193,464	340,736	1,438,830
Mid Cap Growth Fund	—	1,467,072	3,067,597
Mid Cap Value Fund	400,538	1,082,780	3,414,620
Value Advantage Fund	201,879	891,111	2,857,923

The cumulative timing differences primarily consist of ordinary loss deferrals and wash sale loss deferrals.
As of June 30, 2026, the Funds did not have any net capital loss carryforwards.
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2026, the following Funds deferred to July 1, 2026 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)	Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term
Growth Advantage Fund	$—	$746	$13,742
Mid Cap Equity Fund	—	41	—
Mid Cap Growth Fund	37,447	329	17,524

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2026 (continued)
(Dollar values in thousands)
6. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2026.
The Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 27, 2026.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2026.
The Trusts, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), have entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater on the day of the borrowing, of the federal funds effective rate, or the Adjusted Secured Overnight Financing Rate. Effective August 4, 2026, the Credit Facility was amended and restated for a term of 364 days, unless extended.
The Funds did not utilize the Credit Facility during the year ended June 30, 2026.
7. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of June 30, 2026, the Funds had individual shareholders and/or non-affiliated omnibus accounts each owning more than 10% of the respective Fund's outstanding shares as follows:
	Number of Individual Shareholder and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Shareholder and/or Non-Affiliated Omnibus Accounts	% of the Fund
Growth Advantage Fund	1	12.5%	1	26.6%
Mid Cap Equity Fund	—	—	1	66.0
Mid Cap Growth Fund	—	—	3	42.3
Mid Cap Value Fund	—	—	2	33.6
Value Advantage Fund	1	11.5	1	15.1
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

66	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

As of June 30, 2026, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
Value Advantage Fund	17.0%
Because Mid Cap Equity Fund, Mid Cap Growth, Mid Cap Value Fund and Value Advantage Fund invest in Real Estate Investment Trusts (“REITs”), the Funds may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, trade wars, retaliatory trade measures, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	67

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund and JPMorgan Value Advantage Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of JPMorgan Growth Advantage Fund (constituting J.P. Morgan Mutual Fund Investment Trust) and JPMorgan Mid Cap Value Fund (constituting J.P. Morgan Fleming Mutual Fund Group, Inc.), JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (two of the funds constituting JPMorgan Trust I), JPMorgan Mid Cap Growth Fund (one of the funds constituting JPMorgan Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2026, the related statements of operations for the year ended June 30, 2026, the statements of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2026 and each of the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, transfer agent, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2026
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

68	J.P. Morgan Mid Cap/Multi-Cap Funds	June 30, 2026

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended June 30, 2026. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2026. The information necessary to complete your income tax returns for the calendar year ending December 31, 2026 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2026:
Dividends Received Deduction
JPMorgan Mid Cap Equity Fund	100.00%
JPMorgan Mid Cap Growth Fund	43.43
JPMorgan Mid Cap Value Fund	100.00
JPMorgan Value Advantage Fund	91.01
Long Term Capital Gain
Each Fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2026:
Long-Term Capital Gain Distribution
JPMorgan Growth Advantage Fund	$2,567,764
JPMorgan Mid Cap Equity Fund	306,912
JPMorgan Mid Cap Growth Fund	996,116
JPMorgan Mid Cap Value Fund	2,126,423
JPMorgan Value Advantage Fund	980,817
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2026:
Qualified Dividend Income
JPMorgan Mid Cap Equity Fund	$38,249
JPMorgan Mid Cap Growth Fund	36,005
JPMorgan Mid Cap Value Fund	129,688
JPMorgan Value Advantage Fund	144,387

June 30, 2026	J.P. Morgan Mid Cap/Multi-Cap Funds	69

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2026. All rights reserved. June 2026.
AN-MC-626

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Agreements
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer

September 8, 2026

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer

September 8, 2026